UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 21777

John Hancock Funds III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Michael J. Leary, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4490

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock Value Opportunities Fund

QUARTERLY PORTFOLIO HOLDINGS

5.31.2010

Value Opportunities Fund
As of May 31, 2010 (Unaudited)

	Shares	Value

Common Stocks 96.04%		$11,141,730
(Cost $8,992,673)

Consumer Discretionary 35.11%		4,073,715

Auto Components 2.42%
Autoliv, Inc.	2,500	118,750
Dana Holding Corp. (I)	2,900	31,494
Dorman Products, Inc. (I)	400	9,056
Tenneco, Inc. (I)	1,300	28,808
TRW Automotive Holdings Corp. (I)	3,100	93,248

Automobiles 0.28%
Harley-Davidson, Inc. (L)	300	9,063
Thor Industries, Inc.	800	23,328

Distributors 0.05%
Core-Mark Holding Company, Inc. (I)	200	5,416

Diversified Consumer Services 1.31%
Career Education Corp. (I)	1,200	33,600
DeVry, Inc.	400	22,996
Service Corp. International	5,000	42,700
Steiner Leisure, Ltd. (I)	400	16,600
Weight Watchers International, Inc.	1,300	35,646

Hotels, Restaurants & Leisure 2.66%
Biglari Holdings, Inc. (I)	20	6,082
Bluegreen Corp. (I)	900	4,320
Cracker Barrel Old Country Store, Inc.	700	34,881
DineEquity, Inc. (I)	300	10,131
Domino's Pizza, Inc. (I)	1,200	15,600
Royal Caribbean Cruises, Ltd. (I) (L)	2,500	72,500
Ruby Tuesday, Inc. (I)	1,500	16,140
Speedway Motorsports, Inc.	500	7,290
Wyndham Worldwide Corp.	6,000	141,600

Household Durables 4.71%
American Greetings Corp., Class A	1,300	30,654
Furniture Brands International, Inc. (I)	1,100	8,613
Harman International Industries, Inc. (I)	900	29,070
Helen of Troy, Ltd. (I)	400	10,304
Jarden Corp.	2,600	75,686
La-Z-Boy, Inc. (I)	1,300	15,431
Newell Rubbermaid, Inc.	4,400	73,304
Sealy Corp. (I)	3,100	10,075
Stanley Black & Decker, Inc.	1,800	100,422
Tempur-Pedic International, Inc. (I)	700	23,240
Tupperware Brands Corp.	1,600	67,984
Whirlpool Corp.	970	101,307

Internet & Catalog Retail 0.98%
HSN, Inc. (I)	1,900	51,205
Liberty Media Corp. - Interactive, Class A, Class A (I)	4,000	51,880
NutriSystem, Inc.	500	11,125

Leisure Equipment & Products 2.11%
Arctic Cat, Inc. (I)	500	5,735
Eastman Kodak Company (I) (L)	4,400	24,816
Hasbro, Inc.	3,600	144,540
Polaris Industries, Inc. (L)	1,000	58,700
RC2 Corp. (I)	600	11,160

1

Value Opportunities Fund
As of May 31, 2010 (Unaudited)

	Shares	Value

Consumer Discretionary (continued)

Media 3.82%
Arbitron, Inc. (L)	200	$6,092
Belo Corp., Class A (I)	2,700	19,629
Entercom Communications Corp. (I)	1,200	15,000
EW Scripps Company (I)	1,300	11,479
Gannett Company, Inc.	8,800	136,752
Journal Communications, Inc. (I)	1,700	8,568
Lee Enterprises, Inc. (I)	2,800	9,520
LIN TV Corp. (I)	1,800	11,826
LodgeNet Interactive Corp. (I)	400	2,128
McClatchy Company, Class A (L) (I)	2,600	12,584
Media General, Inc., Class A (I)	900	11,493
Meredith Corp. (L)	1,300	43,667
Scholastic Corp.	1,100	28,765
Sinclair Broadcast Group, Inc., Class A (I)	2,800	18,578
The New York Times Company, Class A (I)	4,300	39,904
The Washington Post Company, Class B	20	9,315
Valassis Communications, Inc. (I)	1,600	58,432

Multiline Retail 1.86%
Big Lots, Inc. (I) (L)	2,100	74,193
Dillard's, Inc., Class A (L)	2,600	74,594
Nordstrom, Inc.	1,000	39,700
Retail Ventures, Inc. (I)	1,500	15,105
The Bon-Ton Stores, Inc. (I) (L)	300	3,894
Tuesday Morning Corp. (I)	1,400	7,924

Specialty Retail 9.66%
Abercrombie & Fitch Company, Class A	2,600	93,158
Aeropostale, Inc. (I)	700	19,397
Americas Car-Mart, Inc. (I)	500	12,110
AnnTaylor Stores Corp. (I)	1,500	32,475
Asbury Automotive Group, Inc. (I)	700	9,254
Big 5 Sporting Goods Corp.	900	13,311
Brown Shoe Company, Inc.	1,300	21,684
Collective Brands, Inc. (I)	1,200	26,856
Genesco, Inc. (I)	500	15,560
Group 1 Automotive, Inc. (L) (I)	500	14,220
Guess?, Inc.	1,400	53,186
Gymboree Corp. (I)	600	26,748
Jo-Ann Stores, Inc. (I)	600	27,408
Jos. A. Bank Clothiers, Inc. (I)	400	24,272
Limited Brands, Inc.	1,100	27,346
Lithia Motors, Inc., Class A	400	3,268
MarineMax, Inc. (I)	800	8,080
Office Depot, Inc. (I)	7,900	45,820
OfficeMax, Inc. (I)	2,800	49,924
Pacific Sunwear of California, Inc. (I)	1,400	5,698
PetSmart, Inc.	2,500	79,400
RadioShack Corp.	4,200	85,848
Shoe Carnival, Inc. (I)	400	10,028
Sonic Automotive, Inc. (I) (L)	1,600	15,824
Systemax, Inc.	1,000	19,290
Talbots, Inc. (I)	1,700	25,568
The Dress Barn, Inc. (I)	1,300	35,607
The Finish Line, Inc., Class A	1,200	19,980
Tiffany & Company	3,400	154,462

2

Value Opportunities Fund
As of May 31, 2010 (Unaudited)

	Shares	Value

Consumer Discretionary (continued)
Tractor Supply Company	900	$60,984
Williams-Sonoma, Inc.	2,800	83,664

Textiles, Apparel & Luxury Goods 5.25%
Columbia Sportswear Company	900	46,062
Crocs, Inc. (I)	1,700	17,595
Deckers Outdoor Corp. (I)	410	59,335
Fossil, Inc. (I)	2,200	82,500
G-III Apparel Group, Ltd. (I)	600	17,202
Hanesbrands, Inc. (I)	900	24,552
Jones Apparel Group, Inc.	2,800	54,992
Liz Claiborne, Inc. (L) (I)	3,000	18,390
Maidenform Brands, Inc. (I)	500	11,570
Oxford Industries, Inc.	600	12,504
Perry Ellis International, Inc. (I)	600	14,436
Phillips-Van Heusen Corp.	1,600	87,568
Quiksilver, Inc. (I)	1,900	8,854
Skechers U.S.A., Inc., Class A (I)	1,300	48,984
Steven Madden, Ltd. (I)	750	25,298
The Timberland Company, Class A (I)	700	13,447
True Religion Apparel, Inc. (I)	400	11,044
Unifirst Corp.	400	18,000
Wolverine World Wide, Inc.	1,300	37,310

Consumer Staples 4.27%		494,739

Beverages 0.43%
Constellation Brands, Inc., Class A (I)	3,000	49,980

Food & Staples Retailing 0.04%
The Great Atlantic & Pacific Tea Company, Inc. (I) (L)	900	4,851

Food Products 1.33%
Chiquita Brands International, Inc. (I)	1,100	13,585
Del Monte Foods Company	5,900	86,022
Pilgrim's Pride Corp. (I)	600	4,788
The J.M. Smucker Company	900	49,698

Personal Products 2. 33%
Elizabeth Arden, Inc. (I)	800	13,600
Herbalife, Ltd.	2,100	94,815
Inter Parfums, Inc.	1,100	17,193
NBTY, Inc. (I)	2,300	78,752
Nu Skin Enterprises, Inc., Class A	1,300	37,388
Prestige Brands Holdings, Inc. (I)	700	5,404
Revlon, Inc. (I)	800	11,080
USANA Health Sciences, Inc. (I)	300	11,235

Tobacco 0.14%
Universal Corp.	400	16,348

Energy 2.15%		249,634

Energy Equipment & Services 1.40%
Complete Production Services, Inc. (I)	2,100	27,321
Gulf Islands Fabrication, Inc.	200	3,654
Lufkin Industries, Inc.	200	15,946
Oil States International, Inc. (I)	1,800	70,272
Rowan Companies, Inc. (I)	1,500	37,140
T-3 Energy Services, Inc. (I)	300	8,001

3

Value Opportunities Fund
As of May 31, 2010 (Unaudited)

	Shares	Value

Energy (continued)

Oil, Gas & Consumable Fuels 0.75%
Crosstex Energy, Inc. (I)	700	$4,732
Energy Partners, Ltd. (I)	500	6,350
Ship Finance International, Ltd. (L)	2,200	39,776
World Fuel Services Corp. (L)	1,400	36,442

Financials 13.66%		1,584,764

Capital Markets 1.68%
American Capital, Ltd. (I)	8,700	46,371
Apollo Investment Corp.	3,600	37,548
Ares Capital Corp.	5,297	71,721
BlackRock Kelso Capital Corp.	900	9,450
Hercules Technology Growth Capital, Inc.	800	7,048
International Assets Holding Corp. (I)	500	8,180
MCG Capital Corp.	2,600	14,170

Commercial Banks 0.24%
International Bancshares Corp.	1,400	27,650

Consumer Finance 1.28%
Advance America Cash Advance Centers, Inc.	2,000	9,660
Cash America International, Inc.	1,000	36,950
Dollar Financial Corp. (I)	300	6,060
EZCORP, Inc., Class A (I)	1,200	21,972
Nelnet, Inc., Class A	1,400	27,720
SLM Corp. (I)	2,600	28,886
World Acceptance Corp. (I)	500	17,865

Diversified Financial Services 0.14%
Encore Capital Group, Inc. (I)	600	12,540
Primus Guaranty, Ltd. (I)	900	3,528

Insurance 7.26%
American Equity Investment Life Holding Company	1,000	9,410
American Financial Group, Inc.	1,500	41,850
Assurant, Inc.	1,700	58,990
CNA Financial Corp. (I)	400	10,432
CNO Financial Group, Inc. (I)	6,800	38,148
Endurance Specialty Holdings, Ltd.	1,500	55,650
FBL Financial Group, Inc., Class A	1,000	24,430
Genworth Financial, Inc., Class A (I)	12,400	193,316
Hartford Financial Services Group, Inc.	2,000	50,140
Horace Mann Educators Corp.	600	9,222
Lincoln National Corp.	1,100	29,106
National Financial Partners Corp. (I)	1,200	16,728
Protective Life Corp.	1,700	36,584
Reinsurance Group of America, Inc.	1,400	65,758
Safety Insurance Group, Inc.	200	7,226
StanCorp Financial Group, Inc.	1,400	59,906
Torchmark Corp.	1,800	92,754
Unitrin, Inc.	1,500	40,035
Universal Insurance Holdings, Inc.	500	2,365

Real Estate Investment Trusts 3.06%
Agree Realty Corp.	300	7,143
American Capital Agency Corp.	700	18,382
Ashford Hospitality Trust, Inc. (I)	2,200	17,490
Developers Diversified Realty Corp.	3,900	44,616

4

Value Opportunities Fund
As of May 31, 2010 (Unaudited)

	Shares	Value

Financials (continued)
FelCor Lodging Trust, Inc. (I)	1,000	$6,760
General Growth Properties, Inc.	2,800	39,256
Glimcher Realty Trust	2,000	13,920
Gramercy Capital Corp. (I)	2,100	3,339
Hospitality Properties Trust	1,800	40,500
HRPT Properties Trust	6,100	40,931
NorthStar Realty Finance Corp.	1,600	5,040
Pennsylvania Real Estate Investment Trust	1,000	13,790
Resource Capital Corp.	1,200	6,732
SL Green Realty Corp.	1,400	87,206
Strategic Hotels & Resorts, Inc. (I)	2,100	10,290

Health Care 14.55%		1,687,742

Health Care Equipment & Supplies 3.53%
ArthroCare Corp. (I)	400	11,764
CONMED Corp. (I)	800	15,552
Hill-Rom Holdings, Inc. (L)	2,200	61,336
Integra LifeSciences Holdings Corp. (I)	500	19,700
Invacare Corp. (L)	1,000	23,890
Kinetic Concepts, Inc. (I)	2,400	99,360
Orthofix International NV (I)	400	12,756
Sirona Dental Systems, Inc. (I)	500	17,690
STERIS Corp.	1,000	31,830
Teleflex, Inc.	1,000	56,080
The Cooper Companies, Inc.	1,200	44,232
Young Innovations, Inc.	300	7,281
Zoll Medical Corp. (I)	300	8,715

Health Care Providers & Services 7.96%
Almost Family, Inc. (I)	200	7,274
Amedisys, Inc. (I) (L)	900	44,748
BioScrip, Inc. (I)	1,100	7,139
Chemed Corp.	300	17,073
Community Health Systems, Inc. (I)	2,000	77,960
Continucare Corp. (I)	1,600	6,192
Coventry Health Care, Inc. (I)	4,700	97,290
Gentiva Health Services, Inc. (I)	700	19,341
Health Management Associates, Inc. (I)	6,800	63,240
Health Net, Inc. (I)	3,500	86,275
Healthspring, Inc. (I)	1,900	33,003
Healthways, Inc. (I)	700	9,926
inVentiv Health, Inc. (I)	800	19,984
LifePoint Hospitals, Inc. (I)	800	28,392
Magellan Health Services, Inc. (I)	500	20,345
MEDNAX, Inc. (I)	1,300	73,515
Odyssey HealthCare, Inc. (I)	1,100	29,216
Patterson Companies, Inc.	3,100	92,101
PSS World Medical, Inc. (I)	200	4,582
Lincare Holdings, Inc. (I) (L)	2,300	107,686
Sunrise Senior Living, Inc. (I)	1,500	6,405
The Providence Service Corp. (I)	600	9,834
Universal American Financial Corp. (I)	1,800	26,316
WellCare Health Plans, Inc. (I)	1,300	35,438

Health Care Technology 0.05%
MedQuist, Inc.	700	5,705

5

Value Opportunities Fund
As of May 31, 2010 (Unaudited)

	Shares	Value

Health Care (continued)

Life Sciences Tools & Services 0.70%
Kendle International, Inc. (I)	300	$4,230
Mettler-Toledo International, Inc. (I)	80	9,162
Parexel International Corp. (I)	1,000	22,305
PerkinElmer, Inc.	2,000	45,380

Pharmaceuticals 2.31%
Endo Pharmaceuticals Holdings, Inc. (I)	2,500	52,350
Hi-Tech Pharmacal Company, Inc. (I)	200	4,596
K-V Pharmaceutical Company, Class A (I)	1,900	2,546
King Pharmaceuticals, Inc. (I)	4,900	42,483
Medicis Pharmaceutical Corp., Class A	1,500	34,785
Mylan, Inc. (I) (L)	3,900	75,816
Par Pharmaceutical Companies, Inc. (I)	800	22,208
Perrigo Company	100	5,941
Viropharma, Inc. (I)	2,200	26,774

Industrials 11.89%		1,379,755

Aerospace & Defense 0.60%
BE Aerospace, Inc. (I)	1,600	43,392
Esterline Technologies Corp. (I)	500	26,830

Air Freight & Logistics 0.06%
Air Transport Services Group, Inc. (I)	1,200	6,744

Building Products 0.16%
A.O. Smith Corp.	400	18,648

Commercial Services & Supplies 2.91%
ACCO Brands Corp. (I)	1,500	10,590
Avery Dennison Corp.	1,700	58,106
Bowne & Company, Inc.	700	7,749
Consolidated Graphics, Inc. (I)	300	13,782
Deluxe Corp.	1,600	34,352
Ennis, Inc.	800	14,072
HNI Corp. (L)	1,100	33,726
Knoll, Inc.	900	13,311
M&F Worldwide Corp. (I)	500	15,585
R.R. Donnelley & Sons Company	4,400	84,304
Schawk, Inc., Class A	300	5,079
United Stationers, Inc. (I)	800	46,736

Electrical Equipment 0.76%
Acuity Brands, Inc.	600	24,678
Hubbell, Inc.	1,500	63,975

Industrial Conglomerates 0.72%
Carlisle Companies, Inc.	1,200	46,668
Standex International Corp.	300	7,803
Textron, Inc. (L)	1,400	28,938

Machinery 4.27%
Alamo Group, Inc.	200	4,652
Albany International Corp., Class A	400	7,528
Altra Holdings, Inc. (I)	400	4,992
ArvinMeritor, Inc. (I) (L)	2,000	29,080
Bucyrus International, Inc.	1,700	91,052
Crane Company	1,700	55,301
EnPro Industries, Inc. (I)	300	9,474

6

Value Opportunities Fund
As of May 31, 2010 (Unaudited)

	Shares	Value

Industrials (continued)
Gardner Denver, Inc.	800	$36,432
Joy Global, Inc.	800	40,800
NACCO Industries, Inc., Class A	190	16,066
Oshkosh Corp. (I)	2,800	99,484
The Manitowoc Company, Inc.	3,800	45,334
The Toro Company	800	42,792
TriMas Corp. (I)	1,200	12,108

Professional Services 1.08%
Kelly Services, Inc., Class A (I)	600	8,754
Kforce, Inc. (I)	1,000	13,520
Manpower, Inc.	1,200	54,852
SFN Group, Inc. (I)	1,500	11,490
The Corporate Executive Board Company	600	19,434
TrueBlue, Inc. (I)	700	9,303
Volt Information Sciences, Inc. (I)	400	4,024
VSE Corp.	100	3,831

Road & Rail 0.67%
Avis Budget Group, Inc. (L) (I)	3,000	35,550
Dollar Thrifty Automotive Group, Inc. (I)	900	42,030

Trading Companies & Distributors 0.52%
Aircastle, Ltd.	2,200	21,670
CAI International, Inc. (I)	500	7,090
United Rentals, Inc. (I)	800	9,720
WESCO International, Inc. (I)	600	22,440

Transportation Infrastructure 0.14%
Macquarie Infrastructure Company LLC (I)	1,100	15,884

Information Technology 9.39%		1,089,668

Communications Equipment 0.18%
Plantronics, Inc.	700	20,958

Computers & Peripherals 2.21%
Imation Corp. (I)	500	5,140
Lexmark International, Inc. (I)	2,800	105,140
QLogic Corp. (I)	2,300	41,676
Quantum Corp. (I)	4,300	10,105
Seagate Technology (I)	3,900	59,904
Super Micro Computer, Inc. (I)	500	6,875
Western Digital Corp. (I)	800	27,848

Electronic Equipment, Instruments & Components 2.80%
Avnet, Inc. (I)	1,900	54,568
Ingram Micro, Inc., Class A (I)	3,300	55,968
Insight Enterprises, Inc. (I)	1,500	21,810
Jabil Circuit, Inc.	5,200	71,188
Measurement Specialties, Inc. (I)	400	5,996
Sanmina-SCI Corp. (I)	1,400	21,350
Smart Modular Technologies (WWH), Inc. (I)	1,500	9,210
SYNNEX Corp. (I)	600	16,038
Tech Data Corp. (I)	1,700	69,105

Internet Software & Services 0.10%
United Online, Inc.	1,700	11,586

IT Services 1.20%
CACI International, Inc., Class A (I)	400	18,496

7

Value Opportunities Fund
As of May 31, 2010 (Unaudited)

	Shares	Value

Information Technology (continued)
China Information Security Technology, Inc. (I) (L)	1,200	$6,360
Convergys Corp. (I)	2,200	24,024
CSG Systems International, Inc. (I)	1,000	20,520
Dynamics Research Corp. (I)	100	1,069
Heartland Payment Systems, Inc.	800	13,144
infoGROUP, Inc. (I)	1,600	12,664
MoneyGram International, Inc. (I)	900	2,367
Ness Technologies, Inc. (I)	1,000	5,220
Unisys Corp. (I)	1,500	34,800

Software 2.90%
Blackbaud, Inc.	400	9,020
Bottomline Technologies, Inc. (I)	400	6,552
Epicor Software Corp. (I)	1,500	13,950
ePlus, Inc. (I)	100	1,750
Fair Isaac Corp.	1,100	25,520
JDA Software Group, Inc. (I)	1,200	32,064
Manhattan Associates, Inc. (I)	300	8,685
MicroStrategy, Inc., Class A (I)	300	23,118
Parametric Technology Corp. (I)	1,500	24,720
Progress Software Corp. (I)	1,000	31,940
Quest Software, Inc. (I)	1,900	36,774
Radiant Systems, Inc. (I)	1,100	15,246
Sonic Solutions (I) (L)	500	5,945
Sybase, Inc. (I)	900	57,897
TIBCO Software, Inc. (I)	3,800	43,358

Materials 5.02%		581,713

Chemicals 4.28%
Ashland, Inc.	1,500	80,415
Cytec Industries, Inc.	1,200	51,276
Ferro Corp. (I)	1,200	10,812
Innophos Holdings, Inc.	300	8,562
Innospec, Inc. (I)	500	6,220
International Flavors & Fragrances, Inc.	1,400	62,300
Lubrizol Corp.	1,600	141,712
PolyOne Corp. (I)	1,100	10,989
Quaker Chemical Corp.	200	5,526
RPM International, Inc.	3,800	75,278
W.R. Grace & Company (I)	1,700	43,571

Containers & Packaging 0.11%
Boise, Inc. (I)	2,000	12,280

Metals & Mining 0.48%
Reliance Steel & Aluminum Company	1,200	55,092

Paper & Forest Products 0.15%
KapStone Paper and Packaging Corp. (I)	1,600	17,680

Short-Term Investments 9.56%		$1,109,706
(Cost $1,109,420)

		Maturity	Par value
	Yield*	date		Value
U.S. Government 2.15%				249,878
U.S. Treasury Bills	0.162%	09/16/10	$250,000	249,878

Value Opportunities Fund
As of May 31, 2010 (Unaudited)

			Shares	Value
Short-Term Securities* 1.06%				$123,441
State Street Institutional Investment Treasury Money Market Fund, 0.0299%			123,441	123,441

Securities Lending Collateral 6.35%				736,387
John Hancock Collateral Investment Trust (W)	0.2693%	(Y)	73,586	736,387

Total investments (Cost $10,102,093)† 105.60%				$12,251,436

Other assets and liabilities, net (5.60%)				($650,011)

Total net assets 100.00%				$11,601,425

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of May 31, 2010.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of May 31, 2010.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At May 31, 2010, the aggregate cost of investment securities for federal income tax purposes was $10,245,681. Net unrealized appreciation aggregated $2,005,755, of which $2,370,935 related to appreciated investment securities and $365,180 related to depreciated investment securities.

9

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of May 31, 2010, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	05/31/10	Price	Inputs	Inputs
Common Stocks
Consumer Discretionary	$4,073,715	$4,073,715	—	—
Consumer Staples	494,739	494,739	—	—
Energy	249,634	249,634	—	—
Financials	1,584,764	1,584,764	—	—
Health Care	1,687,742	1,687,742	—	—
Industrials	1,379,755	1,379,755	—	—
Information Technology	1,089,668	1,089,668	—	—
Materials	581,713	581,713	—	—
Short-Term Investments	1,109,706	859,828	$249,878	—
Total Investments in Securities	$12,251,436	$12,001,558	$249,878	—
Other Financial Instruments	($4,978)	($4,978)	—	—
Total	$12,246,458	$11,996,580	$249,878	—

During the three month period ended May 31, 2010, there were no significant transfers in or out of Level 1 and Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliate of the Fund, is valued at its closing net asset value. JHCIT has a floating net asset value and invests in short-term investments as part of a securities lending program.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of non-U.S. securities, used in computing the net asset value of the Fund’s shares, are generally determined at these times. Significant market events that affect the values of non-U.S. securities may occur after the time when the valuation of the securities is generally determined

10

and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees.

Securities lending. The Fund may lend its securities to earn additional income. It receives and maintains cash collateral received from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities.

Futures. A futures contract is a contractual agreement to buy or sell a particular commodity, currency, or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates and potential losses in excess of the fund’s initial investment.

During the period ended May 31, 2010, the Fund used futures contracts to gain exposure to certain securities markets. The following table summarizes the contracts held at May 31, 2010. The range of futures contracts notional amounts held by the Fund during the period ended May 31, 2010 was approximately $210,000 to $285,000.

	NUMBER OF		EXPIRATION	NOTIONAL	UNREALIZED
OPEN CONTRACTS	CONTRACTS	POSITION	DATE	VALUE	DEPRECIATION
Russell 2000 Mini
Index Futures	2	Long	Jun 2010	$132,220	($2,194)
S&P Midcap 400
E-Mini Index Futures	2	Long	Jun 2010	152,440	(2,784)
				$284,660	($4,978)

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at May 31, 2010 by risk category:

	Financial	Asset	Liability
	Instruments	Derivatives	Derivatives
	Location	Fair Value	Fair Value
Equity contracts	Futures†	-	($4,978)
Total			($4,978)

† Reflects cumulative appreciation/depreciation on futures.

For more information regarding the Fund’s use of derivatives, please refer to the Fund’s prospectuses, semi-annual and annual reports.

11

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Value Opportunities Fund.

12

630Q1 5/10
7/10

John Hancock
MUTUAL FUNDS

John Hancock U.S. Core Fund

QUARTERLY PORTFOLIO HOLDINGS

5.31.2010

U.S. Core Fund
As of May 31, 2010 (Unaudited)

	Shares	Value

Common Stocks 97.40%		$41,453,992
(Cost $41,260,638)

Consumer Discretionary 8.95%		3,810,720

Auto Components 0.17%
Autoliv, Inc.	800	38,000
The Goodyear Tire & Rubber Company (I)	800	9,520
TRW Automotive Holdings Corp. (I)	800	24,064

Automobiles 0.39%
Ford Motor Company (I) (L)	10,100	118,473
Harley-Davidson, Inc.	1,400	42,294
Thor Industries, Inc.	200	5,832

Diversified Consumer Services 0.45%
Apollo Group, Inc., Class A (I) (L)	1,700	90,372
ITT Educational Services, Inc. (I) (L)	400	40,376
Service Corp. International	2,000	17,080
Strayer Education, Inc. (L)	100	24,000
Weight Watchers International, Inc.	700	19,194

Hotels, Restaurants & Leisure 1.28%
Las Vegas Sands Corp. (I)	1,700	39,916
McDonald's Corp.	5,000	334,350
MGM Resorts International (I)	2,800	34,888
Royal Caribbean Cruises, Ltd. (I)	1,600	46,400
Starwood Hotels & Resorts Worldwide, Inc. (L)	900	41,625
Wyndham Worldwide Corp.	2,000	47,200

Household Durables 0.54%
Garmin, Ltd. (L)	1,500	50,370
Mohawk Industries, Inc. (I)	500	28,080
Newell Rubbermaid, Inc.	1,900	31,654
Stanley Black & Decker, Inc.	600	33,474
Tupperware Brands Corp.	500	21,245
Whirlpool Corp.	650	67,886

Internet & Catalog Retail 0.33%
Liberty Media Corp. - Interactive (Tracking Stock), Class A (I)	8,300	107,651
priceline.com, Inc. (I) (L)	170	32,497

Media 2.38%
CBS Corp., Class B	11,000	160,160
Clear Channel Outdoor Holdings, Inc., Class A (I)	2,400	22,368
Gannett Company, Inc.	3,100	48,174
Liberty Media Corp. - Capital (Tracking Stock), Series A (I)	600	25,236
Liberty Media Corp. - Starz (Tracking Stock), Series A (I)	1,810	94,699
News Corp., Class A	10,300	135,960
The McGraw-Hill Companies, Inc.	2,400	66,720
The Walt Disney Company	2,900	96,918
Time Warner, Inc.	6,200	192,138
Viacom, Inc., Class B	4,000	134,440
Virgin Media, Inc. (L)	2,200	35,552

Multiline Retail 0.88%
Dollar Tree, Inc. (I)	200	12,518
Macy's, Inc.	3,700	82,177
Nordstrom, Inc. (L)	1,400	55,580
Sears Holdings Corp. (I) (L)	1,500	132,090
Target Corp.	1,700	92,701

1

U.S. Core Fund
As of May 31, 2010 (Unaudited)

	Shares	Value

Consumer Discretionary (continued)

Specialty Retail 1.36%
Abercrombie & Fitch Company, Class A	800	$28,664
Advance Auto Parts, Inc.	900	46,584
Aeropostale, Inc. (I)	2,500	69,275
AutoNation, Inc. (I) (L)	1,600	32,048
AutoZone, Inc. (I)	590	112,619
Best Buy Company, Inc.	1,400	59,150
Guess?, Inc.	500	18,995
Limited Brands, Inc.	2,500	62,150
RadioShack Corp.	900	18,396
Tiffany & Company	600	27,258
TJX Companies, Inc.	2,300	104,558

Textiles, Apparel & Luxury Goods 1.17%
Coach, Inc. (L)	2,500	102,775
NIKE, Inc., Class B	3,900	282,282
Polo Ralph Lauren Corp. (L)	400	34,744
VF Corp.	1,000	77,350

Consumer Staples 17.51%		7,453,291

Beverages 4.40%
Brown Forman Corp.	1,000	55,460
Coca-Cola Enterprises, Inc.	3,400	88,740
Hansen Natural Corp. (I)	900	35,145
PepsiCo, Inc.	13,085	822,916
The Coca-Cola Company	16,900	868,660

Food & Staples Retailing 5.36%
Costco Wholesale Corp.	1,100	64,075
CVS Caremark Corp.	2,400	83,112
SUPERVALU, Inc.	2,000	26,940
Sysco Corp.	4,900	146,069
The Kroger Company	2,400	48,312
Wal-Mart Stores, Inc.	31,600	1,597,696
Walgreen Company	9,800	313,992

Food Products 1.48%
Campbell Soup Company	1,500	53,715
General Mills, Inc.	2,400	170,952
Green Mountain Coffee Roasters, Inc. (I) (L)	200	4,730
Hormel Foods Corp.	900	35,820
Kellogg Company	2,700	144,261
McCormick & Company, Inc.	900	34,713
Mead Johnson Nutrition Company	900	44,388
Sara Lee Corp.	3,600	51,012
Smithfield Foods, Inc. (I)	1,000	17,240
The Hershey Company	1,600	74,880

Household Products 4.28%
Church & Dwight Company, Inc.	500	32,905
Clorox Company	1,100	69,102
Colgate-Palmolive Company	3,900	304,551
Kimberly-Clark Corp.	2,000	121,400
The Procter & Gamble Company	21,200	1,295,108

Personal Products 0.38%
Avon Products, Inc.	2,300	60,927
Estee Lauder Companies, Inc., Class A	1,100	64,097

2

U.S. Core Fund
As of May 31, 2010 (Unaudited)

	Shares	Value

Consumer Staples (continued)
Herbalife, Ltd.	600	$27,090
Nu Skin Enterprises, Inc., Class A	300	8,628

Tobacco 1.61%
Altria Group, Inc.	21,500	436,235
Lorillard, Inc.	1,100	78,639
Philip Morris International, Inc.	2,239	98,785
Reynolds American, Inc.	1,400	72,996

Energy 4.57%		1,943,123

Energy Equipment & Services 0.38%
Nabors Industries, Ltd. (I)	1,300	24,739
National Oilwell Varco, Inc.	1,600	61,008
Oceaneering International, Inc. (I)	200	9,254
Oil States International, Inc. (I)	500	19,520
Pride International, Inc. (I)	100	2,477
Rowan Companies, Inc. (I)	1,100	27,236
Schlumberger, Ltd.	300	16,845

Oil, Gas & Consumable Fuels 4.19%
Anadarko Petroleum Corp.	100	5,233
Arch Coal, Inc. (L)	100	2,155
Chevron Corp.	4,000	295,480
ConocoPhillips	8,200	425,252
Exxon Mobil Corp.	9,900	598,554
Marathon Oil Corp.	1,800	55,962
Occidental Petroleum Corp.	3,400	280,534
Pioneer Natural Resources Company (L)	600	38,220
Sunoco, Inc.	800	23,896
Tesoro Corp.	700	8,190
Valero Energy Corp.	2,600	48,568

Financials 6.53%		2,780,046

Capital Markets 0.59%
Ameriprise Financial, Inc.	1,600	63,664
Franklin Resources, Inc.	670	65,720
The Goldman Sachs Group, Inc.	840	121,178

Commercial Banks 0.58%
Fifth Third Bancorp	3,500	45,465
PNC Financial Services Group, Inc.	1,700	106,675
Regions Financial Corp.	5,800	44,254
SunTrust Banks, Inc.	1,900	51,205

Consumer Finance 0.66%
American Express Company	2,900	115,623
AmeriCredit Corp. (I)	1,100	23,782
Capital One Financial Corp.	1,400	57,820
Discover Financial Services	700	9,415
SLM Corp. (I)	6,200	68,882
World Acceptance Corp. (I)	200	7,146

Diversified Financial Services 2.00%
Bank of America Corp.	48,400	761,816
CIT Group, Inc. (I)	2,500	91,975

Insurance 2.35%
Aflac, Inc.	2,300	101,890
Allied World Assurance Company Holdings, Ltd.	500	22,455

3

U.S. Core Fund
As of May 31, 2010 (Unaudited)

	Shares	Value

Financials (continued)
American International Group, Inc. (I)	700	$24,766
Aspen Insurance Holdings, Ltd.	700	17,682
Assurant, Inc.	700	24,290
Brown & Brown, Inc.	900	17,640
Endurance Specialty Holdings, Ltd.	700	25,970
Genworth Financial, Inc., Class A (I)	4,800	74,832
Hartford Financial Services Group, Inc.	4,100	102,787
Lincoln National Corp.	1,900	50,274
Loews Corp.	100	3,251
Platinum Underwriters Holdings, Ltd.	200	7,362
Prudential Financial, Inc.	3,000	173,130
The Allstate Corp.	3,000	91,890
The Travelers Companies, Inc.	2,400	118,728
Torchmark Corp.	600	30,918
Transatlantic Holdings, Inc.	600	28,218
Unum Group	1,300	30,030
Validus Holdings, Ltd.	800	19,648
XL Capital, Ltd., Class A	1,900	33,459

Real Estate Investment Trusts 0.30%
Host Hotels & Resorts, Inc.	2,500	35,650
Simon Property Group, Inc.	700	59,521
SL Green Realty Corp.	500	31,145

Real Estate Management & Development 0.05%
Forest City Enterprises, Inc., Class A (I)	1,500	19,890

Health Care 26.08%		11,097,981

Biotechnology 1.72%
Amgen, Inc. (I)	8,400	434,952
Biogen Idec, Inc. (I) (L)	1,300	61,659
Gilead Sciences, Inc. (I)	6,500	233,480

Health Care Equipment & Supplies 3.96%
Baxter International, Inc.	5,500	232,265
Becton, Dickinson & Company	2,100	149,730
C.R. Bard, Inc.	600	48,582
DENTSPLY International, Inc.	1,000	32,430
Edwards Lifesciences Corp. (I)	780	39,413
Gen-Probe, Inc. (I)	300	13,188
Haemonetics Corp. (I)	100	5,394
IDEXX Laboratories, Inc. (I)	700	44,268
Intuitive Surgical, Inc. (I)	150	48,416
Kinetic Concepts, Inc. (I)	1,100	45,540
Medtronic, Inc.	12,000	470,160
ResMed, Inc. (I)	500	31,445
St. Jude Medical, Inc. (I)	2,400	89,616
Stryker Corp.	3,900	206,817
Varian Medical Systems, Inc. (I)	1,300	65,117
Zimmer Holdings, Inc. (I)	2,900	162,197

Health Care Providers & Services 4.56%
Aetna, Inc.	2,300	67,068
AMERIGROUP Corp. (I)	200	7,184
AmerisourceBergen Corp.	4,100	128,248
Cardinal Health, Inc.	4,100	141,409
Catalyst Health Solutions, Inc. (I)	200	7,658
CIGNA Corp.	2,000	66,940

4

U.S. Core Fund
As of May 31, 2010 (Unaudited)

	Shares	Value

Health Care (continued)
Community Health Systems, Inc. (I)	100	$3,898
Coventry Health Care, Inc. (I)	2,000	41,400
Express Scripts, Inc. (I)	1,150	115,690
Health Net, Inc. (I)	1,400	34,510
Henry Schein, Inc. (I)	700	39,487
Humana, Inc. (I)	2,000	92,100
Laboratory Corp. of America Holdings (I)	1,100	83,171
McKesson Corp.	2,400	168,000
MEDNAX, Inc. (I)	400	22,620
Omnicare, Inc.	700	17,577
Patterson Companies, Inc.	1,000	29,710
Quest Diagnostics, Inc.	1,300	68,575
UnitedHealth Group, Inc.	18,766	545,528
VCA Antech, Inc. (I)	700	18,242
WellPoint, Inc. (I)	4,700	241,110

Health Care Technology 0.11%
Cerner Corp. (I) (L)	500	41,855
Quality Systems, Inc.	100	5,904

Life Sciences Tools & Services 0.49%
Covance, Inc. (I) (L)	400	21,104
Mettler-Toledo International, Inc. (I)	240	27,487
Pharmaceutical Product Development, Inc.	800	21,472
Techne Corp.	300	18,165
Thermo Fisher Scientific, Inc. (I)	1,300	67,678
Waters Corp. (I)	800	54,752

Pharmaceuticals 15.24%
Abbott Laboratories	13,500	642,060
Allergan, Inc.	2,800	168,532
Bristol-Myers Squibb Company	14,100	327,261
Eli Lilly & Company	15,500	508,245
Endo Pharmaceuticals Holdings, Inc. (I)	2,100	43,974
Forest Laboratories, Inc. (I)	6,000	155,280
Johnson & Johnson	21,800	1,270,940
Merck & Company, Inc.	41,445	1,396,282
Mylan, Inc. (I) (L)	2,200	42,768
Pfizer, Inc.	126,686	1,929,428

Industrials 6.80%		2,895,105

Aerospace & Defense 2.13%
DigitalGlobe, Inc. (I)	1,561	43,661
General Dynamics Corp.	3,800	258,020
Lockheed Martin Corp.	700	55,944
Northrop Grumman Corp.	1,100	66,539
Precision Castparts Corp.	740	86,358
Rockwell Collins, Inc.	1,400	81,676
Spirit Aerosystems Holdings, Inc., Class A (I)	900	17,532
The Boeing Company	2,200	141,196
United Technologies Corp.	2,300	154,974

Air Freight & Logistics 0.16%
C.H. Robinson Worldwide, Inc.	1,200	69,732

Commercial Services & Supplies 0.41%
Cintas Corp. (L)	800	20,800
Copart, Inc. (I)	800	28,720
Corrections Corp. of America (I)	900	17,910

5

U.S. Core Fund
As of May 31, 2010 (Unaudited)

	Shares	Value

Industrials (continued)
Pitney Bowes, Inc.	1,200	$27,168
R.R. Donnelley & Sons Company	2,700	51,732
Stericycle, Inc. (I)	500	29,310

Construction & Engineering 0.05%
URS Corp. (I)	500	22,290

Electrical Equipment 0.14%
Emerson Electric Company	1,300	60,372

Industrial Conglomerates 2.73%
3M Company	5,500	436,205
General Electric Company	39,400	644,190
McDermott International, Inc. (I)	1,000	22,180
Textron, Inc. (L)	2,800	57,876

Machinery 0.85%
Bucyrus International, Inc.	400	21,424
Caterpillar, Inc.	2,000	121,520
Danaher Corp.	1,500	119,070
Deere & Company	200	11,536
Eaton Corp.	600	41,970
Joy Global, Inc.	800	40,800
Oshkosh Corp. (I)	100	3,553

Professional Services 0.16%
Dun & Bradstreet Corp.	300	21,897
Manpower, Inc.	700	31,997
Towers Watson & Company	300	13,800

Road & Rail 0.17%
CSX Corp.	900	47,025
Hertz Global Holdings, Inc. (I) (L)	2,300	26,128

Information Technology 24.03%		10,225,606

Communications Equipment 3.13%
Cisco Systems, Inc. (I)	26,300	609,108
F5 Networks, Inc. (I)	500	35,165
Harris Corp.	1,000	46,910
QUALCOMM, Inc.	18,000	640,080

Computers & Peripherals 3.95%
Apple, Inc. (I)	3,850	990,066
Dell, Inc. (I)	13,315	177,489
Hewlett-Packard Company	7,100	326,671
Lexmark International, Inc. (I)	600	22,530
Seagate Technology (I)	4,900	75,264
Western Digital Corp. (I)	2,600	90,506

Electronic Equipment, Instruments & Components 0.34%
Agilent Technologies, Inc. (I)	1,700	55,012
Arrow Electronics, Inc. (I)	100	2,728
Dolby Laboratories, Inc., Class A (I)	500	33,005
Ingram Micro, Inc., Class A (I)	1,300	22,048
Jabil Circuit, Inc.	900	12,321
Tech Data Corp. (I)	500	20,325

Internet Software & Services 4.70%
eBay, Inc. (I)	21,100	451,751
Google, Inc., Class A (I)	3,170	1,538,021
Sohu.com, Inc. (I)	200	8,840

6

U.S. Core Fund
As of May 31, 2010 (Unaudited)

	Shares	Value

Information Technology (continued)

IT Services 2.28%
Amdocs, Ltd. (I)	2,000	$57,000
Automatic Data Processing, Inc.	2,400	98,112
Cognizant Technology Solutions Corp., Class A (I)	3,500	175,140
Computer Sciences Corp.	900	44,991
Global Payments, Inc.	1,200	50,628
International Business Machines Corp.	2,244	281,084
ManTech International Corp. (I)	200	9,246
MasterCard, Inc., Class A	654	131,958
NeuStar, Inc., Class A (I)	800	17,112
Paychex, Inc. (L)	2,600	74,204
Syntel, Inc.	200	6,688
Total Systems Services, Inc.	1,700	24,820

Office Electronics 0.24%
Xerox Corp.	10,700	99,617

Semiconductors & Semiconductor Equipment 0.06%
Advanced Micro Devices, Inc. (I) (L)	1,200	10,284
Lam Research Corp. (I)	100	3,786
LSI Corp. (I)	2,200	11,726

Software 9.33%
Adobe Systems, Inc. (I)	3,500	112,280
Factset Research Systems, Inc.	400	27,220
Intuit, Inc. (I)	2,300	82,202
McAfee, Inc. (I)	900	28,620
MICROS Systems, Inc. (I)	600	20,520
Microsoft Corp.	83,600	2,156,880
Novell, Inc. (I)	8,248	48,086
Oracle Corp.	56,547	1,276,266
Quest Software, Inc. (I)	500	9,678
Salesforce.com, Inc. (I) (L)	500	43,265
Symantec Corp. (I)	6,600	93,522
VMware, Inc., Class A (I) (L)	1,100	72,831

Materials 2.44%		1,040,048

Chemicals 1.03%
Ashland, Inc.	600	32,166
E.I. Du Pont de Nemours & Company	100	3,617
Ecolab, Inc.	1,100	51,953
Huntsman Corp.	3,900	38,922
Lubrizol Corp.	500	44,285
Sigma-Aldrich Corp.	600	31,968
The Dow Chemical Company	8,800	236,808

Metals & Mining 0.88%
Alcoa, Inc.	3,500	40,740
Barrick Gold Corp.	600	25,248
Cliffs Natural Resources, Inc.	600	33,516
Commercial Metals Company	600	9,342
Freeport-McMoRan Copper & Gold, Inc.	1,600	112,080
Reliance Steel & Aluminum Company	700	32,137
Southern Copper Corp. (L)	2,300	67,804
Steel Dynamics, Inc.	100	1,467
United States Steel Corp.	1,130	53,347

7

U.S. Core Fund
As of May 31, 2010 (Unaudited)

	Shares	Value

Materials (continued)

Paper & Forest Products 0.53%
Domtar Corp.	600	$36,720
International Paper Company	3,000	69,690
Schweitzer-Mauduit International, Inc.	2,142	118,238

Telecommunication Services 0.49%		208,072

Diversified Telecommunication Services 0.22%
Verizon Communications, Inc.	3,400	93,568

Wireless Telecommunication Services 0.27%
Crown Castle International Corp. (I)	1,200	44,436
NII Holdings, Inc. (I)	1,200	43,764
Telephone & Data Systems, Inc.	800	26,304

Short-Term Investments 4.36%		$1,853,672
(Cost $1,853,597)

		Maturity	Par value
	Yield*	date		Value
U.S. Government 0.71%				299,799
U.S. Treasury Bill	0.162%	09/16/10	$300,000	299,799
			Shares	Value
Short-Term Securities 1.43%				606,364
State Street Institutional Investment Treasury Money Market
Fund	0.0299%		609,364	609,364

Securities Lending Collateral 2.22%				944,509
John Hancock Collateral Investment Trust (W)	0.2693%	(Y)	94,384	944,509

Total investments (Cost $43,114,235)† 101.76%				$43,307,664

Other assets and liabilities, net (1.76%)				($748,610)

Total net assets 100.00%				$42,559,054

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of May 31, 2010.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of May 31, 2010.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At May 31, 2010, the aggregate cost of investment securities for federal income tax purposes was $43,833,621. Net unrealized depreciation aggregated $525,957, of which $1,546,940 related to appreciated investment securities and $2,072.897 related to depreciated investment securities.

8

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of May 31, 2010, by major security category or type:

	Total		Level 2	Level 3
	Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	05/31/10	Price	Inputs	Inputs
Common Stocks
Consumer Discretionary	$3,810,720	$3,810,720	—	—
Consumer Staples	7,453,291	7,453,291	—	—
Energy	1,943,123	1,943,123	—	—
Financials	2,780,046	2,780,046	—	—
Health Care	11,097,981	11,097,981	—	—
Industrials	2,895,105	2,895,105	—	—
Information Technology	10,225,606	10,225,606	—	—
Materials	1,040,048	1,040,048	—	—
Telecommunication Services	208,072	208,072	—	—
Short-Term Investments	1,853,672	1,553,873	$299,799	—
Total Investments in Securities	$43,307,664	$43,007,865	$299,799	—

During the three month period ended May 31, 2010, there were no significant transfers in or out of Level 1 and Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliate of the Fund, is valued at its closing net asset value. JHCIT has a floating net asset value and invests in short-term investments as part of a securities lending program.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of non-U.S. securities, used in computing the net asset value of the Fund’s shares, are generally determined at these times. Significant market events that affect the values of non-U.S.

9

securities may occur after the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees.

Securities lending. The Fund may lend its securities to earn additional income. It receives and maintains cash collateral received from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities.

10

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock U.S. Core Fund.

11

650Q1 5/10
7/10

John Hancock

MUTUAL FUNDS

John Hancock International Core Fund

QUARTERLY PORTFOLIO HOLDINGS

5.31.2010

International Core Fund
As of May 31, 2010 (Unaudited)

	Shares	Value

Common Stocks 91.61%		$1,111,922,339
(Cost $1,293,252,945)

Australia 4.12%		50,008,934
Australia & New Zealand Banking Group, Ltd.	203,345	3,824,830
BGP Holdings PLC (I)	2,714,128	3
BlueScope Steel, Ltd.	885,314	1,731,667
Commonwealth Bank of Australia	323,661	14,017,772
General Property Trust, Ltd.	781,431	1,739,297
Goodman Fielder, Ltd.	711,113	809,378
Goodman Group	2,812,338	1,493,782
ING Office Fund	1,459,408	701,343
Macquarie Infrastructure Group (I)	614,454	538,768
Macquarie Office Trust (I)	5,070,792	1,132,924
Mirvac Group, Ltd.	1,274,507	1,407,643
National Australia Bank, Ltd.	136,788	2,840,478
Pacific Brands, Ltd. (I)	651,151	557,220
Qantas Airways, Ltd. (I)	504,911	1,064,226
Rio Tinto, Ltd.	36,236	2,051,165
Stockland	907,935	2,977,717
Suncorp-Metway, Ltd.	283,317	1,944,357
TABCORP Holdings, Ltd.	233,158	1,299,364
Telstra Corp., Ltd.	1,334,736	3,308,429
Woodside Petroleum, Ltd.	116,752	4,227,723
Woolworths, Ltd.	104,183	2,340,848

Austria 0.45%		5,472,871
Erste Group Bank AG (L)	43,144	1,558,225
Immofinanz AG (I)(L)	103,025	319,155
OMV AG (L)	78,046	2,488,734
Raiffeisen International Bank Holding AG (L)	25,650	1,106,757

Belgium 1.34%		16,339,884
Anheuser-Busch InBev NV	92,187	4,451,992
Belgacom SA	80,430	2,471,815
Colruyt SA	9,049	2,060,153
Delhaize Group SA (L)	25,808	2,043,457
Dexia SA (I)(L)	315,923	1,313,059
Fortis	825,439	2,105,528
Mobistar SA (L)	15,370	771,173
Nyrstar	106,444	1,122,707

Bermuda 0.27%		3,237,334
Golden Ocean Group, Ltd. (L)	509,800	798,595
Lancashire Holdings, Ltd.	91,502	633,276
Seadrill, Ltd.	63,550	1,226,443
Signet Jewelers, Ltd. (I)	18,616	579,020

Canada 2.14%		25,943,973
Bank of Montreal	56,600	3,356,895
Canadian Pacific Railway, Ltd.	12,400	696,738
EnCana Corp.	66,300	2,103,075
IGM Financial, Inc.	38,700	1,445,849
Magna International, Inc. (L)	43,500	2,999,213
Methanex Corp.	44,600	926,560
Metro, Inc.	33,900	1,407,243
National Bank of Canada	31,365	1,734,219
RONA, Inc. (I)	39,500	578,233

1

International Core Fund
As of May 31, 2010 (Unaudited)

	Shares	Value

Canada (continued)
Royal Bank of Canada	60,500	$3,182,327
Sun Life Financial, Inc. (L)	69,300	2,001,824
Teck Resources, Ltd., Class B	107,800	3,758,958
The Toronto-Dominion Bank	25,600	1,752,839

Denmark 0.63%		7,699,941
Danske Bank A/S (I)	19,751	401,110
Novo Nordisk A/S	94,482	7,298,831

Finland 0.69%		8,333,851
Metso Oyj	46,522	1,472,630
Neste Oil Oyj (L)	83,552	1,256,149
Nokia AB Oyj	258,369	2,658,421
Outokumpu Oyj	48,366	766,987
Rautaruukki Oyj (L)	28,499	451,236
Sampo Oyj, A Shares	39,726	842,895
YIT Oyj	48,411	885,533

France 8.36%		101,440,617
Air Liquide SA	16,692	1,637,660
BNP Paribas (L)	240,356	13,678,768
Carrefour SA (L)	23,805	986,472
Casino Guichard Perrachon SA (L)	14,172	1,087,110
Cie de Saint-Gobain SA (L)	43,972	1,696,780
Cie Generale de Geophysique-Veritas (I)	36,285	806,238
Dassault Systemes SA	24,048	1,402,579
Essilor International SA (L)	47,992	2,740,391
Eutelsat Communications	16,060	526,139
France Telecom SA	135,542	2,582,638
Hermes International SA	15,810	2,091,231
L'Oreal SA	28,066	2,634,882
Lafarge SA	13,355	773,501
Lagardere S.C.A	53,768	1,731,411
LVMH Moet Hennessy Louis Vuitton SA (L)	29,858	3,164,657
Natixis (I)	222,011	985,507
Nexans SA (L)	17,310	1,086,515
Peugeot SA (I)	74,436	1,787,992
PPR (L)	17,043	2,054,242
Renault SA (I)	86,700	3,131,863
Rhodia SA	137,543	2,356,152
Sanofi-Aventis SA (L)	361,890	21,998,892
Schneider Electric SA	22,415	2,259,215
Societe Generale (L)	140,396	6,049,238
SOITEC (I)(L)	135,367	1,271,347
Technicolor (I)(L)	465,275	324,875
Technip SA	51,479	3,348,944
Total SA (L)	239,348	11,101,318
Valeo SA (I)	39,937	1,110,028
Vivendi SA	166,707	3,613,992
Wendel	26,070	1,420,040

Germany 3.66%		44,398,255
Adidas AG	25,067	1,260,944
Aixtron AG (L)	72,301	1,950,463
BASF SE	103,773	5,493,085
Beiersdorf AG	11,358	619,651
Bilfinger Berger AG	10,759	601,719

2

International Core Fund
As of May 31, 2010 (Unaudited)

	Shares	Value

Germany (continued)
Deutsche Post AG	42,756	$637,027
Deutsche Telekom AG	86,982	974,639
E.ON AG	80,329	2,442,049
Hannover Rueckversicherung AG	29,737	1,286,395
Heidelberger Druckmaschinen AG (I)(L)	41,808	366,443
Hochtief AG	12,087	776,062
Infineon Technologies AG (I)	755,344	4,327,946
Kloeckner & Company SE (I)	67,574	1,287,981
Lanxess AG (L)	39,273	1,576,287
Metro AG	18,786	989,216
MTU Aero Engines Holding AG	36,539	1,993,659
Muenchener Rueckversicherungs - Gesellschaft AG	6,258	796,221
Norddeutsche Affinerie AG	44,282	2,028,280
Puma AG	4,537	1,290,874
RWE AG	19,638	1,408,386
Salzgitter AG (L)	31,388	2,027,270
SAP AG (L)	164,777	7,135,190
Software AG	17,094	1,697,483
Suedzucker AG	62,829	1,145,792
Vossloh AG	3,287	285,193

Greece 0.41%		4,931,739
Alpha Bank A.E. (I)	164,087	917,790
National Bank of Greece SA (I)	145,751	1,797,092
OPAP SA	104,504	1,663,645
Public Power Corp. SA (I)	35,716	553,212

Hong Kong 1.42%		17,236,564
CLP Holdings, Ltd.	790,699	5,569,948
Esprit Holdings, Ltd.	184,795	1,089,347
Hong Kong & China Gas Company, Ltd.	713,130	1,580,785
Hong Kong Electric Holdings, Ltd.	607,854	3,618,364
Li & Fung, Ltd.	124,000	537,476
Noble Group, Ltd.	1,503,726	1,943,895
Pacific Basin Shipping, Ltd.	1,654,000	1,142,829
Yue Yuen Industrial Holdings, Ltd.	570,218	1,753,920

Ireland 0.74%		8,952,031
C&C Group PLC	304,773	1,210,144
CRH PLC	153,138	3,388,546
DCC PLC	46,995	1,091,871
Experian PLC	136,088	1,222,785
Kerry Group PLC	58,401	1,620,856
Paddy Power PLC	13,930	417,829

Israel 0.10%		1,222,428
Bezek Israeli Telecommunications Corp., Ltd.	241,292	525,266
Israel Chemicals, Ltd.	44,296	479,278
Partner Communications Company, Ltd.	12,669	217,884

Italy 4.80%		58,226,765
Azimut Holding SpA (L)	92,597	817,865
Bulgari SpA (L)	223,744	1,676,421
Enel SpA	2,199,382	10,105,081
Eni SpA (L)	949,010	17,732,595
Finmeccanica SpA (L)	41,892	447,516
Fondiaria-Sai SpA (L)	39,778	400,484

3

International Core Fund
As of May 31, 2010 (Unaudited)

	Shares	Value

Italy (continued)
Italcementi SpA (L)	38,152	$183,380
Luxottica Group SpA (L)	32,639	786,815
Mediaset SpA (L)	205,570	1,274,908
Milano Assicurazioni SpA	129,493	236,709
Parmalat SpA	772,825	1,871,567
Recordati SpA	50,691	357,062
Saipem SpA (L)	80,675	2,533,890
Snam Rete Gas SpA (L)	485,884	1,968,094
Telecom Italia SpA (L)	2,035,184	2,380,512
Telecom Italia SpA, RSP (L)	3,160,009	2,884,315
Terna Rete Elettrica Nazionale SpA (L)	419,339	1,581,276
UniCredit Italiano SpA (L)	5,137,151	10,988,275

Japan 24.72%		300,055,881
Advantest Corp.	76,900	1,732,518
AEON Credit Service Company, Ltd.	79,600	790,540
Aiful Corp. (I)(L)	418,000	532,104
Aisin Seiki Company, Ltd.	36,300	1,011,022
Alps Electric Company, Ltd. (I)	256,646	2,298,196
Asahi Glass Company, Ltd.	333,000	3,522,765
Asahi Kasei Corp.	244,000	1,282,590
Astellas Pharma, Inc.	170,900	5,504,433
Bank of Yokohama, Ltd.	182,000	868,807
Canon, Inc.	75,700	3,111,073
Chuo Mitsui Trust Holdings, Inc.	156,000	554,667
Circle K Sunkus Company, Ltd.	32,600	430,731
Cosmo Oil Company, Ltd.	434,000	1,266,875
CyberAgent, Inc. (L)	1,187	1,892,687
Daiei, Inc. (I)(L)	88,450	389,229
Daikyo, Inc. (I)	607,000	1,212,335
Dainippon Screen Manufacturing Company, Ltd. (I)	375,000	1,769,547
Daito Trust Construction Company, Ltd.	67,300	3,393,619
Dena Company, Ltd.	41,100	1,239,427
Denki Kagaku Kogyo Kabushiki Kaisha	159,000	748,543
Denso Corp.	59,800	1,611,073
Don Quijote Company, Ltd. (L)	56,800	1,494,097
Dowa Holdings Company, Ltd.	355,000	1,901,125
Ebara Corp. (I)(L)	466,000	2,081,339
Eisai Company, Ltd. (L)	49,780	1,657,968
Electric Power Development Company, Ltd.	36,200	1,080,935
Elpida Memory, Inc. (I)	181,600	3,298,195
Fanuc, Ltd.	27,000	2,847,407
Fast Retailing Company, Ltd.	21,300	2,991,934
Fuji Heavy Industries, Ltd. (I)	425,116	2,444,563
Fuji Oil Company, Ltd.	48,500	659,973
Fujikura, Ltd.	211,000	1,037,344
Fujitsu, Ltd.	353,000	2,266,173
Hanwa Company, Ltd.	315,000	1,265,185
Haseko Corp. (I)	1,737,000	1,715,556
Hikari Tsushin, Inc.	39,500	713,492
Hirose Electric Company, Ltd.	3,500	331,468
Hitachi Construction Machinery Company, Ltd.	106,000	2,161,295
Hitachi, Ltd. (I)(L)	681,000	2,780,049
Hokkaido Electric Power Company, Inc.	33,899	685,606
Honda Motor Company, Ltd.	282,712	8,593,824
Ibiden Company, Ltd.	77,400	2,329,857
Inpex Corp.	219	1,374,683

4

International Core Fund
As of May 31, 2010 (Unaudited)

	Shares	Value

Japan (continued)
Isuzu Motors, Ltd.	199,000	$615,835
Itochu Corp.	387,000	3,206,420
JFE Holdings, Inc.	47,800	1,607,759
JX Holdings, Inc. (I)	1,794,300	9,786,196
K's Holding Corp.	37,000	863,232
Kajima Corp.	558,000	1,316,543
Kakaku.com, Inc.	85	316,214
Kao Corp.	207,850	4,605,203
Kawasaki Kisen Kaisha, Ltd. (I)(L)	684,000	2,777,284
KDDI Corp.	549	2,482,173
Komatsu, Ltd.	181,900	3,411,436
Konami Corp.	52,923	883,938
Kyocera Corp.	14,000	1,218,326
Lawson, Inc.	25,100	1,067,353
Leopalace21 Corp. (I)	313,700	1,246,194
Marubeni Corp.	701,824	3,904,799
Mazda Motor Corp.	1,151,000	2,993,547
Mitsubishi Chemical Holdings Corp.	295,000	1,369,383
Mitsubishi Corp.	260,695	5,870,465
Mitsubishi Electric Corp.	320,000	2,623,210
Mitsubishi UFJ Financial Group	888,700	4,300,869
Mitsubishi UFJ Lease & Finance Company, Ltd.	44,510	1,660,730
Mitsui & Company, Ltd.	89,000	1,263,824
Mitsui Mining & Smelting Company, Ltd.	507,000	1,457,712
Mitsui O.S.K. Lines, Ltd.	469,000	3,335,111
Mizuho Financial Group, Inc. (L)	4,400,300	7,919,333
Net One Systems Company, Ltd.	375	490,947
Nidec Corp.	38,600	3,511,594
Nikon Corp.	26,700	514,515
Nintendo Company, Ltd.	8,700	2,566,321
Nippon Electric Glass Company, Ltd.	208,000	2,727,682
Nippon Sheet Glass Company, Ltd.	182,000	475,347
Nippon Telegraph & Telephone Corp.	132,000	5,337,942
Nippon Yakin Kogyo Company, Ltd. (I)	217,500	751,852
Nippon Yusen Kabushiki Kaisha	826,000	2,964,082
Nissan Motor Company, Ltd. (I)	1,743,200	12,702,165
Nisshin Seifun Group, Inc.	34,500	387,687
Nisshinbo Holdings, Inc.	88,000	831,473
Nitori Company, Ltd.	24,250	1,934,678
Nitto Denko Corp.	81,400	2,903,155
NSK, Ltd.	120,000	878,354
NTT DoCoMo, Inc.	4,601	6,831,444
Obayashi Corp.	298,000	1,216,527
Oriental Land Company, Ltd.	300	22,782
ORIX Corp. (L)	79,400	6,047,034
Osaka Gas Company, Ltd.	895,120	3,045,127
Pacific Metals Company, Ltd. (L)	301,000	2,318,815
Pioneer Corp. (I)	512,200	1,894,227
Point, Inc.	22,960	1,310,200
Resona Holdings, Inc.	346,200	4,372,853
Ricoh Company, Ltd.	144,000	2,059,062
Round One Corp.	45,700	307,425
Ryohin Keikaku Company, Ltd.	30,200	1,222,914
SANKYO Company, Ltd.	50,000	2,161,866
SEGA SAMMY HOLDINGS, Inc.	107,600	1,383,892
Seven & I Holdings Company, Ltd.	279,300	6,433,478
Shimamura Company, Ltd.	11,700	1,063,111

5

International Core Fund
As of May 31, 2010 (Unaudited)

	Shares	Value

Japan (continued)
Showa Shell Sekiyu KK	119,300	$856,211
Sojitz Holdings Corp.	1,416,100	2,408,730
Sony Corp.	63,600	1,965,406
Sumco Corp. (I)	103,700	1,879,971
Sumitomo Corp.	323,200	3,500,668
Sumitomo Electric Industries, Ltd.	227,600	2,684,993
Sumitomo Metal Mining Company, Ltd.	155,000	2,202,743
Taisei Corp.	713,000	1,408,395
Taisho Pharmaceuticals Company, Ltd.	46,790	888,817
Taiyo Yuden Company, Ltd.	162,000	2,161,778
Takeda Pharmaceutical Company, Ltd.	282,389	11,760,398
Takefuji Corp. (L)	83,020	244,163
TDK Corp.	23,300	1,355,171
The Sumitomo Trust & Banking Company, Ltd.	603,841	3,220,485
Toho Zinc Company, Ltd.	154,000	625,295
Tokyo Electron, Ltd.	48,200	2,798,112
Tokyo Gas Company, Ltd.	304,397	1,326,152
Tokyo Steel Manufacturing Company, Ltd.	133,300	1,486,231
Tokyo Tatemono Company, Ltd.	365,000	1,357,860
TonenGeneral Sekiyu KK	124,133	1,088,420
Toshiba Corp. (I)	847,000	4,340,730
Tosoh Corp.	370,000	986,667
Toyota Motor Corp.	195,300	7,029,728
Toyota Tsusho Corp.	128,700	1,827,575
Unicharm Corp.	10,900	1,100,466
UNY Company, Ltd.	181,200	1,385,969
USS Company, Ltd.	17,330	1,154,382
Yahoo! Japan Corp.	1,855	651,413
Yamada Denki Company, Ltd.	19,010	1,305,927
Yamaha Motor Company, Ltd. (I)	60,400	874,267
Zeon Corp.	91,000	532,269

Luxembourg 0.34%		4,157,520
ArcelorMittal (L)	78,764	2,410,448
Tenaris SA	93,010	1,747,072

Netherlands 2.97%		36,067,116
Aegon NV (I)	395,994	2,257,271
ASML Holding NV	62,831	1,819,731
CSM	20,844	624,189
Heineken NV	104,660	4,510,769
ING Groep NV (I)	1,284,314	10,238,566
Koninklijke Ahold NV	79,416	999,691
Koninklijke BAM Groep NV (L)	231,764	1,476,106
Koninklijke Boskalis Westinster NV (L)	34,356	1,310,305
Koninklijke DSM NV	56,141	2,247,790
Koninklijke Philips Electronics NV	204,036	6,117,536
Koninklijke Vopak NV (I)	16,044	610,917
Reed Elsevier NV (L)	100,104	1,046,238
TomTom NV (I)(L)	115,014	743,836
Unilever NV (L)	60,402	1,659,536
Wereldhave NV	5,562	404,635

New Zealand 0.30%		3,642,388
Fletcher Building, Ltd.	293,996	1,645,367
Telecom Corp. of New Zealand, Ltd.	1,551,271	1,997,021

6

International Core Fund
As of May 31, 2010 (Unaudited)

	Shares	Value

Norway 0.26%		$3,111,177
DnB NOR ASA	238,446	2,378,302
Yara International ASA	24,800	732,875

Portugal 0.05%		645,703
Portugal Telecom SGPS SA	62,913	645,703

Singapore 2.15%		26,087,551
CapitaCommercial Trust	1,982,000	1,613,741
Ezra Holdings, Ltd.	590,000	737,421
Golden Agri-Resources, Ltd. (I)	8,913,000	3,246,531
Indofood Agri Resources, Ltd. (I)	345,000	522,373
Jaya Holdings, Ltd. (I)	731,000	318,473
Midas Holdings, Ltd.	590,000	396,100
Neptune Orient Lines, Ltd. (I)	1,232,854	1,699,395
Oversea-Chinese Banking Corp., Ltd.	367,000	2,183,416
SembCorp Marine, Ltd.	912,573	2,528,860
Singapore Exchange, Ltd.	419,000	2,199,514
Singapore Press Holdings, Ltd.	875,000	2,312,252
Singapore Telecommunications, Ltd.	2,104,350	4,358,544
Suntec Real Estate Investment Trust	1,316,000	1,184,273
United Overseas Bank, Ltd.	135,000	1,745,170
Venture Corp., Ltd.	168,000	1,041,488

Spain 2.13%		25,827,225
Banco Bilbao Vizcaya Argentaria SA	450,364	4,716,949
Banco Popular Espanol SA	236,540	1,216,618
Banco Santander SA	1,131,952	11,584,310
Inditex SA	44,771	2,499,505
Repsol YPF SA	234,505	4,778,192
Telefonica SA	53,917	1,031,651

Sweden 3.53%		42,909,552
Alfa Laval AB	57,392	728,153
Assa Abloy AB, Series B	59,188	1,196,206
Atlas Copco AB, Series A	138,140	1,974,248
Boliden AB	494,212	5,970,156
Electrolux AB, Series B	136,751	3,090,675
Hennes & Mauritz AB, B Shares	151,669	8,621,930
Modern Times Group AB, B Shares	47,775	2,522,879
NCC AB, B Shares	90,165	1,371,594
Nordea Bank AB	382,242	3,146,769
Sandvik AB (L)	195,654	2,319,761
Skandinaviska Enskilda Banken AB, Series A	201,250	1,054,262
SKF AB, B Shares	83,026	1,462,527
Svenska Handelsbanken AB, Series A	164,091	4,004,343
Swedbank AB, Class A (I)	454,864	4,099,314
Trelleborg AB, Series B	220,401	1,346,735

Switzerland 5.34%		64,829,148
Actelion, Ltd. (I)	14,277	517,591
Clariant AG (I)	37,109	432,818
Compagnie Financiere Richemont SA, BR Shares	96,259	3,189,894
Nestle SA	351,574	15,939,847
Novartis AG	573,730	26,061,713
Roche Holdings AG	102,096	14,019,152
Swisscom AG	2,606	830,448
The Swatch Group AG, BR Shares	14,619	3,837,685

7

International Core Fund
As of May 31, 2010 (Unaudited)

	Shares	Value

United Kingdom 20.41%		$247,728,985
3i Group PLC	335,850	1,390,044
Acergy SA	62,552	911,191
Amlin PLC	226,458	1,233,042
Anglo American PLC (I)	266,768	10,312,627
Associated British Foods PLC	60,947	847,335
AstraZeneca PLC	587,169	24,750,067
Barclays PLC	2,881,360	12,771,162
BG Group PLC	446,966	6,889,387
BHP Billiton PLC	197,304	5,483,294
BP PLC	307,284	2,048,376
British American Tobacco PLC	88,822	2,635,562
BT Group PLC	1,304,271	2,406,369
Burberry Group PLC	297,824	2,987,542
Capita Group PLC	210,135	2,382,660
Carnival PLC	22,822	871,304
Centrica PLC	358,590	1,431,547
Cobham PLC	507,987	1,704,729
Daily Mail & General Trust	63,676	450,686
Diageo PLC	342,771	5,253,482
Drax Group PLC	290,012	1,413,932
DSG International PLC (I)	2,155,076	830,284
Eurasian Natural Resources Corp.	70,513	1,028,475
GlaxoSmithKline PLC	1,948,735	32,754,941
Home Retail Group PLC	563,329	2,062,307
HSBC Holdings PLC	745,623	6,800,350
Imperial Tobacco Group PLC	44,898	1,174,060
Kazakhmys PLC	170,053	2,927,476
Ladbrokes PLC	146,556	301,054
Lloyds Banking Group PLC (I)	4,464,666	3,672,396
National Express Group PLC (I)	93,384	313,383
Next PLC	128,364	3,876,934
Old Mutual PLC (I)	369,428	611,822
Pearson PLC	120,271	1,660,748
Petrofac, Ltd.	106,881	1,748,355
Punch Taverns PLC (I)	464,623	480,924
Reckitt Benckiser Group PLC	125,636	5,922,697
Reed Elsevier PLC	152,307	1,065,607
Rentokil Initial PLC (I)	369,663	651,415
Rio Tinto PLC	258,763	11,988,018
Royal Dutch Shell PLC, A Shares	659,263	17,459,671
Royal Dutch Shell PLC, B Shares	345,131	8,781,825
SABMiller PLC	138,893	3,936,664
Sage Group PLC	374,218	1,292,244
Scottish & Southern Energy PLC	100,927	1,542,460
Smith & Nephew PLC	216,744	1,972,690
Standard Chartered PLC	371,379	8,831,952
Taylor Woodrow PLC (I)	1,835,317	912,659
Tesco PLC	403,706	2,413,967
Travis Perkins PLC (I)	138,518	1,590,738
Trinity Mirror PLC (I)	140,795	204,131
Unilever PLC	60,718	1,647,726
United Utilities Group PLC	101,648	796,675
Vedanta Resources PLC	73,946	2,483,666
Vodafone Group PLC	6,422,556	12,889,898
William Hill PLC	423,222	1,083,955
Wolseley PLC (I)	164,064	3,932,674
Xstrata PLC	536,161	7,909,806

8

International Core Fund
As of May 31, 2010 (Unaudited)

			Shares	Value

United States 0.28%				$3,414,906
Synthes AG			32,618	3,414,906

			Shares	Value

Preferred Stocks 0.26%				$3,163,262
(Cost $3,028,965)

Germany 0.26%				3,163,262
Bayerische Motoren Werke (BMW) AG (N)			11,115	360,715
Fresenius SE (N)			8,411	533,009
Henkel AG & Company KGaA (N)			48,166	2,269,538

		Maturity	Par value
	Yield*	date		Value
Short-Term Investments 20.88%				$253,427,565
(Cost $253,437,130)

U.S. Government 1.44%				17,538,402
U.S. Treasury Bills	0.162%	09/16/10	$17,547,000	17,538,402

			Shares	Value
Short-Term Securities 5.40%				65,517,003
State Street Institutional Investment Treasury Money Market Fund, 0.0299%			65,517,003	65,517,003

Securities Lending Collateral 14.04%				170,372,160
John Hancock Collateral Investment Trust (W)	0.2693%(Y)		17,025,128	170,372,160

Total investments (Cost $1,549,719,040)† 112.75%				$1,368,513,166

Other assets and liabilities, net (12.75%)				($154,794,172)

Total net assets 100.00%			$1,213,718,994

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of May 31, 2010.

(N) Variable rate preferred stock.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of May 31, 2010.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At May 31, 2010, the aggregate cost of investment securities for federal income tax purposes was $1,566,481,488. Net unrealized depreciation aggregated $197,968,322, of which $34,660,179 related to appreciated investment securities and $232,628,501 related to depreciated investment securities.

Sector Composition
Financials	18%
Health Care	13%

9

International Core Fund
As of May 31, 2010 (Unaudited)

Consumer Discretionary	12%
Industrials	10%
Energy	9%
Materials	9%
Consumer Staples	8%
Information Technology	6%
Telecommunication Services	5%
Utilities	3%
Short-Term Investments & Other	7%

10

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of May 31, 2010, by major security category or type:

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	05-31-10	Price	Inputs	Inputs
Common Stocks
Australia	$50,008,934	$50,008,934	—	—
Austria	5,472,871	5,472,871	—	—
Belgium	16,339,884	16,339,884	—	—
Bermuda	3,237,334	2,025,038	$1,212,296	—
Canada	25,943,973	25,943,973	—	—
Denmark	7,699,941	7,699,941	—	—
Finland	8,333,851	8,333,851	—	—
France	101,440,617	101,440,617	—	—
Germany	44,398,255	44,398,255	—	—
Greece	4,931,739	4,931,739	—	—
Hong Kong	17,236,564	17,236,564	—	—
Ireland	8,952,031	7,729,246	1,222,785	—
Israel	1,222,428	1,222,428	—	—
Italy	58,226,765	58,226,765	—	—
Japan	300,055,881	300,055,881	—	—
Luxembourg	4,157,520	4,157,520	—	—
Netherlands	36,067,116	36,067,116	—	—
New Zealand	3,642,388	3,642,388	—	—
Norway	3,111,177	3,111,177	—	—
Portugal	645,703	645,703	—	—
Singapore	26,087,551	26,087,551	—	—
Spain	25,827,225	25,827,225	—	—
Sweden	42,909,552	42,909,552	—	—
Switzerland	64,829,148	64,829,148	—	—
United Kingdom	247,728,985	911,191	244,769,418	$2,048,376
United States	3,414,906	3,414,906	—	—
Preferred Stocks
Germany	3,163,262	3,163,262	—	—
Short-Term Investments	253,427,565	235,889,163	17,538,402	—
Total investments in securities	$1,368,513,166	$1,101,721,889	$264,742,901	$2,048,376
Other Financial Instruments	(11,561,025)	(3,011,321)	(8,549,704)	—
Totals	$1,356,952,141	$1,098,710,568	$256,193,197	$2,048,376

11

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

United Kingdom
Balance as of 2-28-10	-
Accrued discount/premium	-
Realized gain (loss)	196,913
Change in unrealized appreciation
(depreciation)	(785,977)
Net purchases (sales)	(742,949)
Net transfers in and/out of Level 3	3,380,389
Balance as of 5-31-10	$2,048,376

During the three-month period ended May 31, 2010, there were no significant transfers in or out of Level 1 and Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliate of the Fund, is valued at its closing net asset value. JHCIT has a floating net asset value and invests in short-term investments as part of a securities lending program.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of non-U.S. securities, used in computing the net asset value of the Fund’s shares, are generally determined at these times. Significant market events that affect the values of non-U.S. securities may occur after the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees.

Securities lending. The Fund may lend its securities to earn additional income. It receives and maintains cash collateral received from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities.

Futures. A futures contract is a contractual agreement to buy or sell a particular commodity, currency, or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates and potential losses in excess of the fund’s initial investment.

12

During the three-month period ended May 31, 2010, the Fund used futures contracts to gain exposure to certain securities markets. The following table summarizes the contracts held at May 31, 2010. The range of futures contracts notional amounts held by the Fund during the three-month period ended May 31, 2010 was approximately $114.4 million to $129.8 million.

					Unrealized
	Number of		Expiration	Notional	Appreciation
Open Contracts	Contracts	Position	Date	Value	(Depreciation)
AEX Index Futures	20	Long	Jun 2010	$1,578,667	($10,592)
CAC 40 Index Futures	282	Long	Jun 2010	12,121,059	33,688
DAX Index Futures	95	Long	Jun 2010	17,408,042	(201,805)
FTSE 100 Index Futures	173	Long	Jun 2010	13,036,261	(422,034)
FTSE MIB Index Futures	185	Long	Jun 2010	22,239,453	(2,756,929)
Hang Seng Index Futures	3	Long	Jun 2010	379,758	10,698
IBEX 35 Index Futures	18	Long	Jun 2010	2,061,942	(11,226)
OMX 30 Index Futures	149	Long	Jun 2010	1,867,083	1,987
SGX MSCI Singapore Index
Futures	281	Long	Jun 2010	13,077,142	277,945
Topix Index Futures	167	Long	Jun 2010	16,099,808	(951,664)
ASX SPI 200 Index Futures	99	Short	Jun 2010	(9,260,652)	592,223
S&P TSE 60 Index Futures	157	Short	Jun 2010	(20,696,612)	426,388
					($3,011,321)

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing the fund’s total return, and the potential for losses in excess of the fund’s initial investment.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

During the three-month period ended May 31, 2010, the Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes. The following table summarizes the contracts held at May 31, 2010. The range of forward foreign currency contracts notional amounts held by the Fund during three-month period ended May 31, 2010 was approximately $206.0 million to $263.6 million.

	Principal	Principal
	Amount	Amount		Unrealized
	Covered by	Covered by	Settlement	Appreciation
Currency	Contract	Contract (USD)	Date	(Depreciation)
Buys

Euro	5,338,000	$6,705,088	6/18/2010	($142,145)
Japanese Yen	844,527,000	9,112,880	6/18/2010	157,299
Norwegian Krone	12,888,056	2,180,296	6/18/2010	(188,771)

13

Pound Sterling	9,899,406	14,781,397	6/18/2010	(399,830)
Pound Sterling	3,260,000	4,784,532	6/18/2010	(48,500)
Pound Sterling	2,921,724	4,487,914	6/18/2010	(243,319)
Swedish Krona	137,914,150	19,276,560	6/18/2010	(1,643,494)
Swedish Krona	244,136,607	33,999,436	6/18/2010	(2,785,257)
Swiss Franc	27,718,238	26,015,473	6/18/2010	(2,020,392)
Swiss Franc	1,846,000	1,736,693	6/18/2010	(138,650)
Swiss Franc	14,465,000	13,609,763	6/18/2010	(1,087,724)
Swiss Franc	27,718,238	26,101,486	6/18/2010	(2,106,405)
		$162,791,518		($10,647,188)
Sells
Canadian Dollar	7,552,751	$7,559,547	6/18/2010	$352,375
Euro	1,720,503	2,319,780	6/18/2010	204,463
Euro	14,284,020	19,237,904	6/18/2010	1,676,043
Hong Kong Dollar	35,758,435	4,608,403	6/18/2010	14,754
Japanese Yen	1,457,773,145	15,676,767	6/18/2010	(324,874)
Japanese Yen	1,147,234,965	12,327,906	6/18/2010	(265,028)
Japanese Yen	875,913,707	9,422,277	6/18/2010	(192,427)
Norwegian Krone	12,888,056	2,069,606	6/18/2010	78,081
Singapore Dollar	12,403,425	9,019,604	6/18/2010	161,065
Swedish Krona	86,767,808	11,100,205	6/18/2010	6,474
Swiss Franc	5,434,192	4,895,338	6/18/2010	191,075
Swiss Franc	2,833,461	2,648,349	6/18/2010	195,483
		$100,885,686		$2,097,484

		14

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at May 31, 2010 by risk category:

Risk	Financial instruments location	Asset Derivatives	Liability
		Fair Value	Derivatives Fair
			Value
Equity contracts	Futures	$1,342,929	($4,354,250)

Foreign exchange contracts	Foreign forward currency contracts	3,037,112	(11,586,816)
Total		$4,380,041	($15,941,066)

For more information regarding the Fund’s use of derivatives, please refer to the Fund’s prospectuses, semi-annual and annual reports.

15

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock International Core Fund.

16

660Q1 5/10
7/10

John Hancock

MUTUAL FUNDS

John Hancock Growth Opportunities Fund

QUARTERLY PORTFOLIO HOLDINGS

5.31.2010

Growth Opportunities Fund
As of May 31, 2010 (Unaudited)

	Shares	Value

Common Stocks 98.16%		$54,337,012
(Cost $48,732,748)

Consumer Discretionary 20.42%		11,302,589

Auto Components 1.06%
China Automotive Systems, Inc. (I)(L)	8,600	155,918
Cooper Tire & Rubber Company	7,100	134,261
Standard Motor Products, Inc.	1,300	10,881
TRW Automotive Holdings Corp. (I)	7,700	231,616
Wonder Auto Technology, Inc. (I)(L)	6,800	56,508

Automobiles 0.17%
Thor Industries, Inc.	3,300	96,228

Diversified Consumer Services 0.29%
CPI Corp.	400	11,228
Pre-Paid Legal Services, Inc. (I)(L)	2,000	92,640
Sotheby's	1,100	35,750
Universal Technical Institute, Inc. (I)	800	19,640

Hotels, Restaurants & Leisure 2.79%
Ambassadors Group, Inc.	1,400	16,366
California Pizza Kitchen, Inc. (I)	2,000	36,460
Carrols Restaurant Group, Inc. (I)	1,400	8,778
CEC Entertainment, Inc. (I)	1,300	52,572
Cracker Barrel Old Country Store, Inc.	4,600	229,218
Interval Leisure Group, Inc. (I)	4,400	59,488
P.F. Chang's China Bistro, Inc.	1,400	60,858
Panera Bread Company (I)	1,100	88,913
The Cheesecake Factory, Inc. (I)	7,100	181,050
Universal Travel Group. (I)	1,300	10,868
Wyndham Worldwide Corp.	33,800	797,680

Household Durables 3.86%
Harman International Industries, Inc. (I)	9,500	306,850
National Presto Industries, Inc.	1,300	126,412
Tempur-Pedic International, Inc. (I)	28,200	936,240
Tupperware Brands Corp.	18,000	764,820

Internet & Catalog Retail 0.10%
1-800-Flowers.com, Inc., Class A (I)	5,900	15,753
HSN, Inc. (I)	1,500	40,425

Leisure Equipment & Products 0.15%
Polaris Industries, Inc. (L)	1,400	82,180

Media 2.46%
Arbitron, Inc. (L)	1,000	30,460
Cinemark Holdings, Inc.	7,300	116,727
CTC Media, Inc.	17,100	250,173
Valassis Communications, Inc. (I)	26,400	964,128

Specialty Retail 6.66%
Abercrombie & Fitch Company, Class A	4,600	164,818
Aeropostale, Inc. (I)	50	1,386
Big 5 Sporting Goods Corp.	1,900	28,101
Chico's FAS, Inc.	7,200	88,056
DSW, Inc., Class A (I)	500	14,440
Guess?, Inc.	20,400	774,996
J. Crew Group, Inc. (I)(L)	13,500	616,140
Jo-Ann Stores, Inc. (I)	1,300	59,384

1

Growth Opportunities Fund
As of May 31, 2010 (Unaudited)

	Shares	Value

Consumer Discretionary (continued)
Kirklands, Inc. (I)	7,100	$152,792
Monro Muffler Brake, Inc.	300	11,817
Office Depot, Inc. (I)	10,700	62,060
OfficeMax, Inc. (I)	9,700	172,951
PetSmart, Inc.	1,600	50,816
RadioShack Corp.	1,300	26,572
Sonic Automotive, Inc. (I)	2,500	24,725
Stein Mart, Inc. (I)	8,600	68,542
Systemax, Inc.	700	13,503
Talbots, Inc. (I)	6,000	90,240
The Cato Corp., Class A	300	7,119
The Dress Barn, Inc. (I)	2,400	65,736
The Finish Line, Inc., Class A	6,200	103,230
Tiffany & Company	17,300	785,939
Urban Outfitters, Inc. (I)	2,000	72,600
Williams-Sonoma, Inc. (L)	7,800	233,064

Textiles, Apparel & Luxury Goods 2.88%
Crocs, Inc. (I)	9,900	102,465
Deckers Outdoor Corp. (I)	1,600	231,552
Fossil, Inc. (I)	12,000	450,000
G-III Apparel Group, Ltd. (I)	700	20,069
Liz Claiborne, Inc. (I)(L)	2,900	17,777
Lululemon Athletica, Inc. (I)	700	28,602
Oxford Industries, Inc.	2,200	45,848
Phillips-Van Heusen Corp.	6,700	366,691
Steven Madden, Ltd. (I)	2,250	75,892
The Warnaco Group, Inc. (I)	4,300	183,137
Unifirst Corp.	800	36,000
Wolverine World Wide, Inc.	1,200	34,440

Consumer Staples 4.16%		2,301,417

Beverages 0.37%
Boston Beer Company, Inc. (I)	3,100	204,755

Food & Staples Retailing 0.27%
Whole Foods Market, Inc. (I)	3,700	149,591

Food Products 0.28%
B&G Foods, Inc.	1,700	18,020
Cal-Maine Foods, Inc.	2,400	77,688
Darling International, Inc. (I)	7,300	58,400
John B. Sanfilippo & Son, Inc. (I)	200	2,920

Household Products 0.10%
WD-40 Company	1,600	52,224

Personal Products 3.12%
Herbalife, Ltd.	8,300	374,745
Medifast, Inc. (I)(L)	7,300	229,001
NBTY, Inc. (I)	18,400	630,016
Nu Skin Enterprises, Inc., Class A	17,100	491,796

Tobacco 0.02%
Universal Corp.	300	12,261

Energy 4.53%		2,505,462

Energy Equipment & Services 1.72%
Atwood Oceanics, Inc. (I)	7,300	198,195

2

Growth Opportunities Fund
As of May 31, 2010 (Unaudited)

	Shares	Value

Energy (continued)
CARBO Ceramics, Inc.	3,200	$207,040
Dril-Quip, Inc. (I)	6,200	302,002
Hercules Offshore, Inc. (I)	2,000	6,240
Lufkin Industries, Inc.	2,600	207,298
PHI, Inc. (I)	1,600	28,208
Rowan Companies, Inc. (I)	100	2,476

Oil, Gas & Consumable Fuels 2.81%
Atlas Energy, Inc. (I)	5,400	166,752
ATP Oil & Gas Corp. (I)	1,000	10,640
Brigham Exploration Company (I)(L)	20,500	352,190
Enbridge Energy Management LLC (I)	101	4,894
Golar LNG, Ltd.	2,500	28,575
Holly Corp.	6,100	157,990
International Coal Group, Inc. (I)	100	433
Massey Energy Company	23,500	778,320
Rex Energy Corp. (I)	1,000	10,450
Ship Finance International, Ltd. (L)	1,700	30,736
Venoco, Inc. (I)	900	13,023

Financials 6.78%		3,755,181

Capital Markets 0.21%
International Assets Holding Corp. (I)	500	8,180
Teton Advisors, Inc., Class A (I)	20	201
Waddell & Reed Financial, Inc., Class A	4,100	109,921

Commercial Banks 0.17%
Bank of the Ozarks, Inc.	200	7,058
Comerica, Inc.	100	3,810
Commerce Bancshares, Inc.	800	29,736
Great Southern Bancorp, Inc.	1,000	24,690
Nara Bancorp, Inc. (I)	1,100	8,393
OmniAmerican Bancorp, Inc. (I)	400	4,632
SunTrust Banks, Inc.	100	2,695
SVB Financial Group (I)	300	13,458

Consumer Finance 1.95%
Advance America Cash Advance Centers, Inc.	10,800	52,164
AmeriCredit Corp. (I)(L)	9,300	201,066
Cardtronics, Inc. (I)	8,600	111,370
Credit Acceptance Corp. (I)(L)	6,200	295,554
Dollar Financial Corp. (I)	6,000	121,200
EZCORP, Inc., Class A (I)	11,400	208,734
First Cash Financial Services, Inc. (I)	4,300	90,429

Diversified Financial Services 0.00%
Interactive Brokers Group, Inc., Class A (I)	100	1,677

Insurance 2.89%
Axis Capital Holdings, Ltd.	4,600	139,840
Endurance Specialty Holdings, Ltd.	3,400	126,140
FBL Financial Group, Inc., Class A	3,400	83,062
Genworth Financial, Inc., Class A (I)	77,700	1,211,343
Reinsurance Group of America, Inc.	600	28,182
Universal Insurance Holdings, Inc.	2,300	10,879

Real Estate Investment Trusts 0.50%
American Capital Agency Corp.	200	5,252
Anworth Mortgage Asset Corp.	100	678

3

Growth Opportunities Fund
As of May 31, 2010 (Unaudited)

	Shares	Value

Financials (continued)
Apollo Commercial Real Estate Finance, Inc.	300	$5,082
Associated Estates Realty Corp.	1,200	16,452
Chesapeake Lodging Trust (I)	300	5,322
Colony Financial, Inc.	200	3,638
CreXus Investment Corp.	300	3,909
DuPont Fabros Technology, Inc.	8,700	222,198
MFA Financial, Inc.	100	733
Pennymac Mortgage Investment Trust (I)	200	3,376
Terreno Realty Corp. (I)	200	3,610
Walter Investment Management Corp.	392	6,390

Real Estate Management & Development 1.06%
CB Richard Ellis Group, Inc., Class A (I)	36,900	584,127

Health Care 18.55%		10,266,204

Biotechnology 1.66%
Human Genome Sciences, Inc. (I)(L)	29,700	735,372
Immunogen, Inc. (I)	100	886
Mannkind Corp. (I)(L)	10,800	60,048
NPS Pharmaceuticals, Inc. (I)	100	659
Protalix BioTherapeutics, Inc. (I)(L)	14,500	88,015
Rigel Pharmaceuticals, Inc. (I)	5,100	33,252

Health Care Equipment & Supplies 3.39%
American Medical Systems Holdings, Inc. (I)(L)	5,700	128,592
ArthroCare Corp. (I)	200	5,882
Exactech, Inc. (I)	1,900	32,927
Hill-Rom Holdings, Inc. (L)	10,500	292,740
IDEXX Laboratories, Inc. (I)(L)	3,500	221,340
Integra LifeSciences Holdings Corp. (I)	2,100	82,740
Invacare Corp.	1,900	45,391
Kinetic Concepts, Inc. (I)	6,000	248,400
Merit Medical Systems, Inc. (I)	5,300	81,037
Orthofix International NV (I)	6,600	210,474
Sirona Dental Systems, Inc. (I)	13,800	488,244
Somanetics Corp. (I)	300	5,406
Teleflex, Inc.	600	33,648

Health Care Providers & Services 7.17%
Air Methods Corp. (I)	500	16,465
Almost Family, Inc. (I)	900	32,733
American Dental Partners, Inc. (I)	800	9,592
AMN Healthcare Services, Inc. (I)	1,200	9,984
BioScrip, Inc. (I)	10,800	70,092
Catalyst Health Solutions, Inc. (I)	5,800	222,082
Chemed Corp. (L)	1,800	102,438
Community Health Systems, Inc. (I)	3,400	132,532
Corvel Corp. (I)	5,300	187,991
Emergency Medical Services Corp., Class A (I)	2,100	112,497
Gentiva Health Services, Inc. (I)	1,500	41,445
Health Management Associates, Inc. (I)	83,500	776,550
Healthways, Inc. (I)	400	5,672
HMS Holdings Corp. (I)	1,400	75,964
inVentiv Health, Inc. (I)	4,100	102,418
MEDNAX, Inc. (I)	1,700	96,135
Odyssey HealthCare, Inc. (I)	2,100	55,776
Patterson Companies, Inc.	16,700	496,157
Lincare Holdings, Inc. (I)(L)	19,300	903,626

4

Growth Opportunities Fund
As of May 31, 2010 (Unaudited)

	Shares	Value

Health Care (continued)
Tenet Healthcare Corp. (I)	80,800	$462,176
The Providence Service Corp. (I)	2,600	42,614
US Physical Therapy, Inc. (I)	500	8,345
WellCare Health Plans, Inc. (I)	100	2,726

Health Care Technology 0.06%
Computer Programs & Systems, Inc.	800	34,408

Life Sciences Tools & Services 3.41%
Affymetrix, Inc. (I)	4,500	29,475
Albany Molecular Research, Inc. (I)	100	642
Bio-Rad Laboratories, Inc., Class A (I)	500	46,785
Bruker Corp. (I)	7,300	92,965
Charles River Laboratories International, Inc. (I)	2,800	93,912
Dionex Corp. (I)	2,400	189,000
eResearch Technology, Inc. (I)	10,900	86,546
Kendle International, Inc. (I)	1,200	16,920
Mettler-Toledo International, Inc. (I)	10,500	1,202,565
PerkinElmer, Inc.	5,600	127,064

Pharmaceuticals 2.86%
Hi-Tech Pharmacal Company, Inc. (I)	800	18,384
Impax Laboratories, Inc. (I)	16,800	354,060
Medicis Pharmaceutical Corp., Class A	2,500	57,975
Perrigo Company	18,100	1,075,321
Valeant Pharmaceuticals International (I)(L)	1,100	51,128
Viropharma, Inc. (I)	2,300	27,991

Industrials 14.01%		7,755,293

Aerospace & Defense 1.90%
American Science & Engineering, Inc.	500	35,035
BE Aerospace, Inc. (I)	11,700	317,304
DigitalGlobe, Inc. (I)	19	531
Esterline Technologies Corp. (I)	1,200	64,392
Spirit Aerosystems Holdings, Inc., Class A (I)	1,600	31,168
TransDigm Group, Inc.	11,400	601,464

Airlines 2.25%
Alaska Air Group, Inc. (I)	400	18,680
Continental Airlines, Inc. (I)(L)	4,800	101,280
Copa Holdings SA, Class A	7,900	402,900
Hawaiian Holdings, Inc. (I)	500	3,560
Skywest, Inc.	100	1,467
UAL Corp. (I)(L)	36,000	720,360

Building Products 0.70%
Armstrong World Industries, Inc. (I)	3,800	142,462
Lennox International, Inc.	3,400	152,150
Masco Corp.	100	1,335
Quanex Building Products Corp.	3,800	75,734
Trex Company, Inc. (I)(L)	800	18,192

Commercial Services & Supplies 1.25%
ATC Technology Corp. (I)	600	11,220
Cenveo, Inc. (I)	4,800	35,424
Corrections Corp. of America (I)	1,100	21,890
Deluxe Corp.	4,100	88,027
Herman Miller, Inc.	1,900	36,537
HNI Corp. (L)	11,900	364,854

5

Growth Opportunities Fund
As of May 31, 2010 (Unaudited)

	Shares	Value

Industrials (continued)
Knoll, Inc.	4,100	$60,639
R.R. Donnelley & Sons Company	200	3,832
Standard Parking Corp. (I)	300	4,653
SYKES Enterprises, Inc. (I)	2,400	41,424
Team, Inc. (I)	1,400	21,056

Construction & Engineering 0.10%
Michael Baker Corp. (I)	1,600	58,016

Electrical Equipment 1.02%
AMETEK, Inc.	8,000	324,800
AZZ, Inc.	1,700	62,764
Harbin Electric, Inc. (I)(L)	1,000	19,840
Hubbell, Inc.	1,300	55,445
Polypore International, Inc. (I)	5,000	102,050

Industrial Conglomerates 0.17%
Carlisle Companies, Inc.	2,400	93,336

Machinery 4.32%
Actuant Corp., Class A	4,100	82,902
Altra Holdings, Inc. (I)	600	7,488
ArvinMeritor, Inc. (I)(L)	2,600	37,804
Bucyrus International, Inc.	6,700	358,852
Chart Industries, Inc. (I)	2,100	38,682
China Fire & Security Group, Inc. (I)(L)	600	7,350
Colfax Corp. (I)	1,800	21,474
Crane Company	8,400	273,252
Dynamic Materials Corp.	2,900	46,139
Force Protection, Inc. (I)	13,400	59,563
FreightCar America, Inc. (I)	200	5,364
Graco, Inc.	900	28,521
Nordson Corp.	2,100	139,923
Oshkosh Corp. (I)	100	3,553
Pall Corp.	16,300	555,015
Sauer-Danfoss, Inc. (I)	3,400	48,688
Snap-on, Inc.	1,200	53,040
The Toro Company	3,300	176,517
WABCO Holdings, Inc. (I)	14,700	446,880

Professional Services 0.56%
Diamond Management & Technology Consultants, Inc.	5,700	56,601
Equifax, Inc.	3,600	108,900
Exponent, Inc. (I)	2,500	68,725
The Advisory Board Company (I)	1,400	51,968
VSE Corp.	600	22,986

Road & Rail 1.43%
Avis Budget Group, Inc. (I)(L)	35,600	421,860
Kansas City Southern (I)(L)	9,700	370,249

Trading Companies & Distributors 0.31%
MSC Industrial Direct Company, Inc., Class A	2,000	103,480
TAL International Group, Inc.	400	9,596
WESCO International, Inc. (I)	1,500	56,100

Information Technology 21.79%		12,064,970

Communications Equipment 3.67%
Acme Packet, Inc. (I)	9,300	272,583
Blue Coat Systems, Inc. (I)	6,100	130,967

6

Growth Opportunities Fund
As of May 31, 2010 (Unaudited)

	Shares	Value

Information Technology (continued)
F5 Networks, Inc. (I)	18,600	$1,308,138
NETGEAR, Inc. (I)	1,100	24,981
Plantronics, Inc.	3,300	98,802
Polycom, Inc. (I)	6,400	192,192
Tellabs, Inc.	300	2,700

Computers & Peripherals 0.65%
QLogic Corp. (I)	11,900	215,628
Silicon Graphics International Corp. (I)	200	1,632
Stratasys, Inc. (I)	5,300	123,278
Super Micro Computer, Inc. (I)	1,500	20,625

Electronic Equipment, Instruments & Components 2.30%
Arrow Electronics, Inc. (I)	3,800	103,664
Avnet, Inc. (I)	4,200	120,624
AVX Corp.	2,300	32,131
Benchmark Electronics, Inc. (I)	700	12,936
Comverge, Inc. (I)(L)	1,100	10,494
FARO Technologies, Inc. (I)	3,100	74,121
FLIR Systems, Inc. (I)	2,100	59,829
Insight Enterprises, Inc. (I)	1,100	15,994
Jabil Circuit, Inc.	41,000	561,290
MTS Systems Corp.	300	8,775
Multi-Fineline Electronix, Inc. (I)	2,000	52,860
National Instruments Corp.	4,000	128,760
Plexus Corp. (I)	2,600	88,530
Tech Data Corp. (I)	100	4,065

Internet Software & Services 0.32%
Earthlink, Inc.	100	859
MercadoLibre, Inc. (I)	3,100	160,797
ModusLink Global Solutions, Inc. (I)	500	3,820
Travelzoo, Inc. (I)	800	13,000
ValueClick, Inc. (I)	100	1,163

IT Services 4.01%
Acxiom Corp. (I)	10,100	175,841
CSG Systems International, Inc. (I)	5,600	114,912
Exlservice Holdings, Inc. (I)	3,800	63,156
Global Cash Access Holdings, Inc. (I)	14,700	117,453
Global Payments, Inc.	4,300	181,417
Heartland Payment Systems, Inc. (L)	4,600	75,578
Hewitt Associates, Inc. (I)	11,400	424,650
iGate Corp.	2,100	24,528
MAXIMUS, Inc.	4,000	239,600
Sapient Corp.	13,800	140,070
Syntel, Inc.	5,200	173,888
TeleTech Holdings, Inc. (I)	9,500	122,835
TNS, Inc. (I)	3,200	61,536
Unisys Corp. (I)	1,400	32,480
VeriFone Holdings, Inc. (I)	12,400	250,232
Virtusa Corp. (I)	2,300	19,872

Office Electronics 0.12%
Zebra Technologies Corp., Class A (I)	2,400	66,000

Semiconductors & Semiconductor Equipment 3.22%
Atheros Communications, Inc. (I)(L)	7,000	238,000
Cree, Inc. (I)(L)	8,700	577,419
Cymer, Inc. (I)	100	3,027

7

Growth Opportunities Fund
As of May 31, 2010 (Unaudited)

	Shares	Value

Information Technology (continued)
Diodes, Inc. (I)(L)	8,600	$169,936
Intersil Corp.	2,400	31,944
Micrel, Inc.	60	666
MKS Instruments, Inc. (I)	100	1,986
NVE Corp. (I)(L)	1,100	51,139
Power Integrations, Inc.	3,000	101,940
Supertex, Inc. (I)	1,500	40,845
Teradyne, Inc. (I)(L)	4,200	46,116
Veeco Instruments, Inc. (I)	9,900	377,883
Volterra Semiconductor Corp. (I)	6,000	140,700

Software 7.50%
Actuate Corp. (I)	4,500	20,205
ANSYS, Inc. (I)	1,100	48,103
ArcSight, Inc. (I)	2,100	45,486
Blackbaud, Inc.	6,500	146,575
Bottomline Technologies, Inc. (I)	2,200	36,036
Cadence Design Systems, Inc. (I)	10,700	71,690
FactSet Research Systems, Inc. (L)	8,600	585,230
Informatica Corp. (I)	13,000	335,400
JDA Software Group, Inc. (I)	4,000	106,880
Manhattan Associates, Inc. (I)	3,100	89,745
MICROS Systems, Inc. (I)	9,800	335,160
MicroStrategy, Inc., Class A (I)	5,800	446,948
Net 1 UEPS Technologies, Inc. (I)	2,100	30,072
Parametric Technology Corp. (I)	10,200	168,096
Progress Software Corp. (I)	4,500	143,730
Radiant Systems, Inc. (I)	5,000	69,300
Red Hat, Inc. (I)	16,600	486,546
Renaissance Learning, Inc.	5,700	89,091
Rovi Corp. (I)	2,600	97,084
Smith Micro Software, Inc. (I)	9,100	89,635
Sourcefire, Inc. (I)	4,200	86,688
Sybase, Inc. (I)	5,500	353,815
Synchronoss Technologies, Inc. (I)	3,300	67,452
TIBCO Software, Inc. (I)	9,300	106,113
Tyler Technologies, Inc. (I)	6,100	99,003

Materials 6.60%		3,651,153

Chemicals 4.05%
Ashland, Inc.	2,100	112,581
International Flavors & Fragrances, Inc.	7,600	338,200
Lubrizol Corp.	12,600	1,115,982
Nalco Holding Company	2,200	49,852
NewMarket Corp.	3,700	380,952
Omnova Solutions, Inc. (I)	4,200	33,726
PolyOne Corp. (I)	3,800	37,962
Stepan Company	400	28,852
W.R. Grace & Company (I)	5,600	143,528

Containers & Packaging 0.14%
AEP Industries, Inc. (I)	1,100	27,654
Boise, Inc. (I)	8,000	49,120

Metals & Mining 2.41%
Walter Energy, Inc.	16,800	1,332,744

8

Growth Opportunities Fund
As of May 31, 2010 (Unaudited)

			Shares	Value
Telecommunication Services 0.44%				245,373

Diversified Telecommunication Services 0.44%
AboveNet, Inc. (I)			2,100	96,306
Cogent Communications Group, Inc. (I)			2,100	19,005
Consolidated Communications Holdings, Inc.			4,300	74,261
Global Crossing, Ltd. (I)			4,100	55,801

Utilities 0.88%				489,370

Electric Utilities 0.06%
DPL, Inc.			1,300	32,552

Multi-Utilities 0.82%
CenterPoint Energy, Inc.			26,900	366,378
Integrys Energy Group, Inc. (L)			2,000	90,440

Short-Term Investments 11.96%				$6,623,186
(Cost $6,621,177)
		Maturity	Par value
	Yield*	date		Value

U.S. Government 2.34%				1,299,363
U.S. Treasury Bills	0.162%	09/16/10	$1,300,000	1,299,363
			Shares	Value
Short-Term Securities 0.35%				192,268
State Street Institutional Investment Treasury Money Market
Fund	0.0299%		192,268	192,268

Securities Lending Collateral 9.27%				5,131,555
John Hancock Collateral Investment Trust (W)	0.2693% (Y)		512,791	5,131,555

Total investments (Cost $55,353,925)† 110.12%				$60,960,198

Other assets and liabilities, net (10.12%)				($5,602,230)

Total net assets 100.00%				$55,357,968

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of May 31, 2010.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of May 31, 2010.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At May 31, 2010, the aggregate cost of investment securities for federal income tax purposes was $55,454,453. Net unrealized appreciation aggregated $5,505,745, of which $7,927,262 related to appreciated investment securities and $2,421,517 related to depreciated investment securities.

9

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of May 31, 2010, by major security category or type:

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	05/31/10	Price	Inputs	Inputs
Common Stocks
Consumer Discretionary	$11,302,589	$11,302,589	—	—
Consumer Staples	2,301,417	2,301,417	—	—
Energy	2,505,462	2,505,462	—	—
Financials	3,755,181	3,755,181	—	—
Health Care	10,266,204	10,266,204	—	—
Industrials	7,755,293	7,755,293	—	—
Information Technology	12,064,970	12,064,970	—	—
Materials	3,651,153	3,651,153	—	—
Telecommunication Services	245,373	245,373	—	—
Utilities	489,370	489,370	—	—
Short-Term Investments	6,623,186	5,323,823	$1,299,363	—
Total Investments in Securities	$60,960,198	$59,660,835	$1,299,363	—
Other Financial Instruments	($25,832)	($25,832)	—	—

Short-Term Investments	$60,934,366	$59,635,003	$1,299,363	—

During the three month period ended May 31, 2010, there were no significant transfers in or out of Level 1 and Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliate of the Fund, is valued at its closing net asset value. JHCIT has a floating net asset value and invests in short-term investments as part of a securities lending program.

10

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of non-U.S. securities, used in computing the net asset value of the Fund’s shares, are generally determined at these times. Significant market events that affect the values of non-U.S. securities may occur after the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees.

Securities lending. The Fund may lend its securities to earn additional income. It receives and maintains cash collateral received from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities.

Futures. A futures contract is a contractual agreement to buy or sell a particular commodity, currency, or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates and potential losses in excess of the fund’s initial investment.

During the period ended May 31, 2010, the Fund used futures contracts to gain exposure to certain securities markets. The following table summarizes the contracts held at May 31, 2010. The range of futures contracts notional amounts held by the Fund during the period ended May 31, 2010 was approximately $1,300,000 to $2,200,000.

	NUMBER OF		EXPIRATION	NOTIONAL	UNREALIZED
OPEN CONTRACTS	CONTRACTS	POSITION	DATE	VALUE	DEPRECIATION
Russell 2000 Mini
Index Futures	10	Long	Jun 2010	$661,100	($10,773)
S&P Midcap 400 E-
Mini Index Futures	9	Long	Jun 2010	685,980	(15,059)
				$1,347,080	($25,832)

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at May 31, 2010 by risk category:

	Financial	Asset	Liability
	Instruments	Derivatives	Derivatives
	Location	Fair Value	Fair Value
Equity contracts	Futures†	-	($25,832)
Total			($25,832)

†Reflects cumulative appreciation/depreciation on futures.

For more information regarding the Fund’s use of derivatives, please refer to the Fund’s prospectuses, semi-annual and annual reports.

11

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
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This report is for the information of the shareholders of John Hancock Growth Opportunities Fund.

12

840Q1 5/10
7/10

John Hancock
MUTUAL FUNDS

John Hancock International Growth Fund

QUARTERLY PORTFOLIO HOLDINGS

5.31.2010

International Growth Fund
As of May 31, 2010 (Unaudited)

	Shares	Value

Common Stocks 93.97%		$158,238,490
(Cost $166,032,113)

Australia 5.15%		8,678,729
AMP, Ltd.	24,425	115,109
Australia & New Zealand Banking Group, Ltd.	14,459	271,967
BHP Billiton, Ltd.	23,692	763,833
Cochlear, Ltd.	3,748	230,012
Commonwealth Bank of Australia	63,549	2,752,310
JB Hi-Fi, Ltd.	13,316	208,256
Rio Tinto, Ltd.	24,767	1,401,954
Telstra Corp., Ltd.	193,663	480,035
Westpac Banking Corp.	4,564	88,309
Woodside Petroleum, Ltd.	16,953	613,888
Woolworths, Ltd.	71,848	1,614,325
WorleyParsons, Ltd.	6,670	138,731

Austria 0.53%		891,768
Andritz AG	2,881	158,735
Erste Group Bank AG (L)	8,222	296,953
Immofinanz AG (I)(L)	70,024	216,923
Immofinanz AG (escrow shares) (I)(L)	49,581	0
Raiffeisen International Bank Holding AG (I)	1,557	67,182
Voestalpine AG	5,497	151,975

Belgium 1.52%		2,560,572
Anheuser-Busch InBev NV	17,825	860,824
Bekaert SA (I)	558	94,318
Belgacom SA	11,130	342,053
Colruyt SA	1,857	422,776
Groupe Bruxelles Lambert SA	1,029	74,379
Mobistar SA (L)	3,863	193,822
Nyrstar	14,829	156,407
Telenet Group Holding NV (I)	5,111	133,199
Umicore	9,323	282,794

Bermuda 0.59%		997,640
Alliance Oil Company, Ltd., SADR (I)	12,075	160,532
Frontline, Ltd.	3,858	125,285
Golden Ocean Group, Ltd. (L)	63,400	99,315
Seadrill, Ltd.	31,738	612,508

Canada 3.47%		5,843,572
Canadian National Railway Company	13,600	799,466
First Quantum Minerals, Ltd.	3,500	188,377
Imperial Oil, Ltd.	3,900	150,730
Pacific Rubiales Energy Corp. (I)	7,900	166,986
Petrobank Energy & Resources, Ltd.	2,900	124,618
Red Back Mining, Inc. (I)	7,100	181,108
Research In Motion, Ltd. (I)	14,400	873,289
Rogers Communications, Inc.	10,100	347,751
Royal Bank of Canada	6,600	347,163
Shaw Communications, Inc., Class B	9,300	170,220
Shoppers Drug Mart Corp.	10,900	370,303
Teck Resources, Ltd., Class B	50,100	1,746,974
The Toronto-Dominion Bank	5,500	376,587

1

International Growth Fund
As of May 31, 2010 (Unaudited)

	Shares	Value

Denmark 2.60%		$4,378,283
Carlsberg A/S	2,194	167,495
Danske Bank A/S (I)	18,337	372,394
FLS Industries A/S, B Shares	2,244	140,906
Novo Nordisk A/S	45,774	3,536,088
Novozymes A/S, B Shares	1,505	161,400

Finland 0.44%		746,756
Kone Oyj	3,575	139,533
Metso Oyj	9,734	308,125
Nokia AB Oyj	29,069	299,098

France 3.35%		5,638,359
BNP Paribas	11,669	664,088
Cie Generale de Geophysique-Veritas (I)	4,420	98,211
Compagnie Generale des Etablissements Michelin, Class B	1,407	94,265
Danone SA	5,325	275,064
Dassault Systemes SA	3,681	214,691
Essilor International SA (L)	4,567	260,780
Hermes International SA	4,145	548,270
L'Oreal SA	6,487	609,010
LVMH Moet Hennessy Louis Vuitton SA (L)	3,964	420,145
Neopost SA	2,001	146,630
Renault SA (I)	3,893	140,627
Sanofi-Aventis SA (L)	8,809	535,489
Schneider Electric SA	3,596	362,442
Societe Generale (L)	6,063	261,236
Technip SA	6,178	401,907
Total SA (L)	9,361	434,177
Vallourec SA	916	171,327

Germany 3.46%		5,823,506
Aixtron AG (L)	11,754	317,088
BASF SE	21,607	1,143,738
Bayerische Motoren Werke (BMW) AG	4,064	189,668
Beiersdorf AG	4,055	221,226
Deutsche Bank AG (L)	3,697	219,942
HeidelbergCement AG	4,572	248,055
Infineon Technologies AG (I)	101,108	579,325
Lanxess AG (L)	7,442	298,697
SAP AG (L)	54,403	2,355,764
Stada Arzneimittel AG (L)	3,162	115,834
Suedzucker AG	3,083	56,224
Symrise AG	3,830	77,945

Greece 0.63%		1,052,682
Alpha Bank A.E. (I)	28,592	159,924
EFG Eurobank Ergasias SA (I)	14,671	71,599
National Bank of Greece SA (I)	32,096	395,740
OPAP SA	21,369	340,182
Piraeus Bank SA (I)	16,953	85,237

Hong Kong 1.94%		3,259,720
BOC Hong Kong Holdings, Ltd.	43,500	98,102
CLP Holdings, Ltd.	110,500	778,399
Esprit Holdings, Ltd.	56,563	333,433
Hang Seng Bank, Ltd.	31,700	420,555
Hong Kong & China Gas Company, Ltd.	253,550	562,041

2

International Growth Fund
As of May 31, 2010 (Unaudited)

	Shares	Value

Hong Kong (continued)
Hong Kong Electric Holdings, Ltd.	85,500	$508,955
Hong Kong Exchanges & Clearing, Ltd.	11,100	170,925
Hutchison Whampoa, Ltd.	13,000	80,891
Li & Fung, Ltd.	26,000	112,697
Sun Hung Kai Properties, Ltd.	8,000	105,517
Swire Pacific, Ltd., Class A	8,000	88,205

Ireland 0.45%		758,251
CRH PLC	3,315	73,352
Experian PLC	12,892	115,838
Shire PLC	27,566	569,061

Israel 0.11%		185,554
Check Point Software Technologies, Ltd. (I)	6,050	185,554

Italy 0.18%		306,023
Eni SpA (L)	6,161	115,121
Saipem SpA	6,078	190,902

Japan 21.27%		35,810,393
Aisin Seiki Company, Ltd.	11,300	314,726
Asahi Glass Company, Ltd.	43,000	454,892
Astellas Pharma, Inc.	20,900	673,158
Canon, Inc.	27,900	1,146,617
Chugai Pharmaceutical Company, Ltd.	18,300	323,727
Daiichi Sankyo Company, Ltd.	11,100	196,115
Daito Trust Construction Company, Ltd.	7,100	358,019
Dena Company, Ltd.	9,900	298,548
Denso Corp.	11,000	296,351
Disco Corp.	2,500	167,901
Eisai Company, Ltd. (L)	13,000	432,977
Elpida Memory, Inc. (I)	14,500	263,347
FamilyMart Company, Ltd.	3,800	123,810
Fanuc, Ltd.	10,700	1,128,417
Fast Retailing Company, Ltd.	5,000	702,332
Fujitsu, Ltd.	89,000	571,358
Hirose Electric Company, Ltd.	2,700	255,704
Hisamitsu Pharmaceutical Company, Inc.	7,900	286,091
Hitachi Construction Machinery Company, Ltd.	9,200	187,584
Hitachi, Ltd. (I)	42,000	171,457
Honda Motor Company, Ltd.	37,900	1,152,077
Hoya Corp.	25,900	605,399
Ibiden Company, Ltd.	9,200	276,934
Inpex Corp.	25	156,927
Itochu Corp.	18,000	149,136
Japan Tobacco, Inc.	36	112,830
Kao Corp.	41,900	928,352
KDDI Corp.	64	289,361
Keyence Corp.	3,200	717,783
Kintetsu Corp.	33,000	97,416
Koito Manufacturing Company, Ltd.	8,000	127,210
Komatsu, Ltd.	40,100	752,054
Kurita Water Industries, Ltd.	5,300	137,960
Lawson, Inc.	6,100	259,396
Makita Corp.	7,500	209,465
Marubeni Corp.	43,000	239,243
Mitsubishi Chemical Holdings Corp.	52,500	243,704

3

International Growth Fund
As of May 31, 2010 (Unaudited)

	Shares	Value

Japan (continued)
Mitsubishi Corp.	32,200	$725,096
Mitsubishi Electric Corp.	91,000	745,975
Mizuho Financial Group, Inc.	150,200	270,319
Murata Manufacturing Company, Ltd.	10,100	488,790
NHK Spring Company, Ltd.	19,000	179,314
Nidec Corp.	14,100	1,282,733
Nikon Corp.	9,000	173,432
Nintendo Company, Ltd.	4,400	1,297,909
Nippon Electric Glass Company, Ltd.	34,000	445,871
Nissan Motor Company, Ltd. (I)	113,100	824,125
Nissha Printing Company, Ltd. (L)	2,400	72,007
Nitori Company, Ltd.	5,800	462,727
Nitto Denko Corp.	13,500	481,481
Nomura Research Institute, Ltd.	8,300	191,458
NSK, Ltd.	37,000	270,826
NTT DoCoMo, Inc.	554	822,565
Odakyu Electric Railway Company, Ltd.	42,000	337,844
Olympus Corp.	9,000	234,667
Ono Pharmaceutical Company, Ltd.	2,200	88,000
Oriental Land Company, Ltd.	2,500	189,849
ORIX Corp.	1,570	119,570
Rakuten, Inc.	259	180,483
Resona Holdings, Inc.	12,700	160,414
Ricoh Company, Ltd.	5,000	71,495
SANKYO Company, Ltd.	2,600	112,417
Santen Pharmaceutical Company, Ltd.	4,700	156,538
Secom Company, Ltd.	6,600	282,469
Seven & I Holdings Company, Ltd.	22,700	522,878
Shimamura Company, Ltd.	1,600	145,383
Shin-Etsu Chemical Company, Ltd.	13,300	668,466
Shinko Electric Industries Company, Ltd.	11,600	165,232
Shionogi & Company, Ltd.	12,600	227,733
Shiseido Company, Ltd.	18,000	348,444
Softbank Corp.	13,500	323,111
Sony Corp.	10,600	327,568
Stanley Electric Company, Ltd.	12,400	227,793
Sumitomo Electric Industries, Ltd.	26,200	309,081
Sumitomo Metal Mining Company, Ltd.	30,000	426,337
Suzuki Motor Corp.	7,400	148,365
Sysmex Corp.	3,200	184,362
Taiyo Nippon Sanso Corp.	18,000	141,630
Takeda Pharmaceutical Company, Ltd.	38,500	1,603,374
TDK Corp.	2,100	122,140
Terumo Corp.	18,300	870,568
Tokyo Electron, Ltd.	10,300	597,937
Toshiba Corp. (I)	243,000	1,245,333
Toyoda Gosei Company, Ltd.	6,300	160,257
Toyota Boshoku Corp. (L)	7,900	129,781
Trend Micro, Inc.	7,300	215,255
Tsumura & Company, Ltd.	6,200	169,552
Unicharm Corp.	4,800	484,609
Yahoo! Japan Corp.	1,116	391,901
Yamada Denki Company, Ltd.	2,570	176,551

Luxembourg 0.45%		749,622
Millicom International Cellular SA	3,087	239,928
Oriflame Cosmetics SA	3,026	151,053

4

International Growth Fund
As of May 31, 2010 (Unaudited)

	Shares	Value

Luxembourg (continued)
SES SA	8,103	$170,184
Tenaris SA	10,033	188,457

Netherlands 3.84%		6,469,768
ASML Holding NV	23,967	694,140
Fugro NV	4,794	247,458
Heineken NV	4,296	185,154
Koninklijke (Royal) KPN NV	53,566	697,008
Koninklijke Boskalis Westinster NV	3,920	149,505
Koninklijke Philips Electronics NV	70,770	2,121,871
Koninklijke Vopak NV	2,696	102,657
Randstad Holdings NV (I)	5,125	216,726
Reed Elsevier NV (L)	27,792	290,468
TNT NV	10,099	251,274
Unilever NV (L)	55,087	1,513,507

Norway 1.71%		2,882,872
Aker Solutions ASA	10,400	144,902
DnB NOR ASA	33,800	337,127
Marine Harvest (L)	368,184	297,203
Norsk Hydro ASA	45,200	269,521
Petroleum Geo-Services ASA (I)	23,400	233,396
Schibsted ASA (L)	8,322	167,168
Statoil ASA (L)	8,050	159,215
Storebrand ASA (I)	17,000	90,433
Telenor ASA (L)	45,400	557,434
TGS Nopec Geophysical Company ASA	16,800	229,007
Yara International ASA	13,450	397,466

Portugal 0.25%		419,574
Jeronimo Martins SGPS SA	9,077	84,134
Portugal Telecom SGPS SA	32,683	335,440

Singapore 2.34%		3,938,814
Ezra Holdings, Ltd.	103,000	128,736
Genting Singapore PLC (I)	405,000	306,610
Golden Agri-Resources, Ltd.	664,000	241,860
Hyflux, Ltd.	31,000	61,772
Keppel Corp., Ltd.	53,000	333,864
Keppel Land, Ltd.	40,000	99,418
Midas Holdings, Ltd.	131,000	87,948
Olam International, Ltd.	62,000	103,617
Oversea-Chinese Banking Corp., Ltd.	17,000	101,139
SembCorp Marine, Ltd.	86,000	238,317
Singapore Exchange, Ltd.	79,000	414,706
Singapore Press Holdings, Ltd.	176,000	465,093
Singapore Technologies Engineering, Ltd.	171,000	381,045
Singapore Telecommunications, Ltd.	356,000	737,350
Wilmar International, Ltd.	57,000	237,339

Spain 2.82%		4,757,064
Banco Bilbao Vizcaya Argentaria SA	45,675	478,383
Banco Santander SA	153,527	1,571,184
Inditex SA	14,339	800,527
Indra Sistemas SA	4,234	73,753
Mapfre SA (L)	17,577	49,459
Obrascon Huarte Lain SA	3,531	89,418

5

International Growth Fund
As of May 31, 2010 (Unaudited)

	Shares	Value

Spain (continued)
Telefonica SA	88,551	$1,694,340

Sweden 4.50%		7,572,641
Alfa Laval AB	24,884	315,712
Assa Abloy AB, Series B	11,745	237,370
Atlas Copco AB, Series A	24,659	352,418
Atlas Copco AB, Series B	17,602	228,836
Boliden AB	40,776	492,580
Electrolux AB, Series B	20,554	464,536
Elekta AB, Series B	8,935	217,586
Getinge AB, Series B	11,029	219,234
Hennes & Mauritz AB, B Shares	36,448	2,071,960
Hexagon AB	15,807	194,487
Kinnevik Investment AB	13,798	216,069
Lundin Petroleum AB (I)	22,874	104,680
Modern Times Group AB, B Shares	7,299	385,442
Nordea Bank AB	68,686	565,451
Sandvik AB	36,827	436,637
Scania AB, Series B	21,736	320,924
Skandinaviska Enskilda Banken AB, Series A	13,945	73,052
Swedish Match AB	19,019	398,967
Tele2 AB, Series B	19,071	276,700

Switzerland 10.43%		17,566,131
Actelion, Ltd. (I)	5,176	187,648
Clariant AG (I)	10,141	118,279
Compagnie Financiere Richemont SA, BR Shares	29,212	968,046
Geberit AG	2,173	329,029
Holcim, Ltd.	3,813	241,993
Nestle SA	113,061	5,126,019
Nobel Biocare Holding AG	7,730	145,470
Novartis AG	91,819	4,170,883
Roche Holdings AG	31,693	4,351,875
SGS SA	386	484,274
Sika AG	54	84,101
Sonova Holding AG (L)	4,982	540,121
Swisscom AG	674	214,782
Syngenta AG	779	173,089
The Swatch Group AG, BR Shares	1,640	430,522

United Kingdom 21.66%		36,478,655
Acergy SA	21,800	317,559
Admiral Group PLC	17,685	331,425
Aggreko PLC	17,128	314,517
Anglo American PLC (I)	73,338	2,835,075
Antofagasta PLC	4,231	54,459
AstraZeneca PLC (I)	37,345	1,574,149
Barclays PLC	60,468	268,015
BG Group PLC	32,326	498,262
BHP Billiton PLC	26,749	743,384
British American Tobacco PLC	65,791	1,952,177
Burberry Group PLC	47,747	478,961
Capita Group PLC	40,873	463,447
Carnival PLC	4,218	161,036
Centrica PLC	77,052	307,604
Cobham PLC	85,258	286,113
Diageo PLC	129,045	1,977,809

6

International Growth Fund
As of May 31, 2010 (Unaudited)

			Shares	Value

United Kingdom (continued)
Drax Group PLC			13,172	$64,219
Enquest PLC (I)			30,820	46,293
Eurasian Natural Resources Corp.			32,151	468,942
GlaxoSmithKline PLC (I)			399,951	6,722,500
HSBC Holdings PLC			46,186	421,233
Inmarsat PLC			27,790	305,010
Intertek Group PLC			15,146	312,888
Kazakhmys PLC			28,096	483,675
Lloyds Banking Group PLC (I)			119,984	98,692
Man Group PLC			22,806	77,130
Next PLC			10,207	308,279
Petrofac, Ltd.			24,179	395,519
Petropavlovsk PLC			5,679	99,167
Randgold Resources, Ltd.			1,407	122,437
Reckitt Benckiser Group PLC			40,386	1,903,865
Reed Elsevier PLC			71,603	500,966
Rio Tinto PLC (I)			81,208	3,762,219
Royal Dutch Shell PLC, A Shares			12,777	338,381
Royal Dutch Shell PLC, B Shares			10,944	278,469
SABMiller PLC			38,475	1,090,502
Smith & Nephew PLC (I)			49,690	452,252
Smiths Group PLC			18,782	282,132
Standard Chartered PLC (I)			62,503	1,486,416
Subsea 7, Inc. (I)			12,600	191,045
The Weir Group PLC			13,248	178,796
Tullow Oil PLC			10,433	169,298
Unilever PLC			7,092	192,458
Vedanta Resources PLC			15,269	512,849
Vodafone Group PLC			305,472	613,074
Xstrata PLC			138,006	2,035,957

United States 0.28%				471,541
Synthes AG (I)(L)			4,504	471,541

Preferred Stocks 0.15%				$249,714
(Cost $271,925)

Germany 0.15%				249,714
Henkel AG & Company KGaA (N)			2,987	140,745
ProSiebenSat.1 Media AG (N)			7,100	108,969

		Maturity	Par value
	Yield*	date		Value

Short-Term Investments 10.74%				$18,083,364
(Cost $18,083,032)

U.S. Government 2.15%				3,614,228
U.S. Treasury Bills	0.162%	09/16/10	$3,616,000	3,614,228

			Shares	Value

Short-Term Securities* 2.60%				4,383,287
State Street Institutional Investment Treasury Money Market Fund, 0.0299%			4,383,287	4,383,287

Securities Lending Collateral 5.99%				10,085,849
John Hancock Collateral Investment Trust (W)		0.2693%(Y)	1,007,869	10,085,849

7

International Growth Fund
As of May 31, 2010 (Unaudited)

Total investments (Cost $184,387,070)† 104.86%	$176,571,568

Other assets and liabilities, net (4.86%)	($8,183,206)

Total net assets 100.00%	$168,388,362

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

SADR Sponsored American Depositary Receipts

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of May 31, 2010.

(N) Variable rate preferred stock.

(W) Investment is an affiliate of the Fund, the adviser and/or subadviser. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of May 31, 2010.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At May 31, 2010, the aggregate cost of investment securities for federal income tax purposes was $185,286,669. Net unrealized depreciation aggregated $8,715,101, of which $5,923,279 related to appreciated investment securities and $14,638,380 related to depreciated investment securities.

The Fund had the following sector composition as of May 31, 2010 (as a percentage of total net assets):

Sector Composition
Health Care	18%
Consumer Staples	14%
Materials	13%
Consumer Discretionary	10%
Industrials	10%
Information Technology	10%
Financials	9%
Telecommunication Services	5%
Energy	4%
Short-Term Investments &
Other	7%

8

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of May 31, 2010, by major security category or type:

			Level 2	Level 3
	Total Market		Significant	Significant
	Value at	Level 1 Quoted	Observable	Unobservable
	05-31-10	Price	Inputs	Inputs
Common Stocks
Australia	$8,678,729	$8,678,729	—	—
Austria	891,768	891,768	—	—
Belgium	2,560,572	2,560,572	—	—
Bermuda	997,640	997,640	—	—
Canada	5,843,572	5,843,572	—	—
Denmark	4,378,283	4,378,283	—	—
Finland	746,756	746,756	—	—
France	5,638,359	5,638,359	—	—
Germany	5,823,506	5,823,506	—	—
Greece	1,052,682	1,052,682	—	—
Hong Kong	3,259,720	3,259,720	—	—
Ireland	758,251	73,352	$684,899	—
Israel	185,554	185,554	—	—
Italy	306,023	306,023	—	—
Japan	35,810,393	35,810,393	—	—
Luxembourg	749,622	749,622	—	—
Netherlands	6,469,768	6,469,768	—	—
Norway	2,882,872	2,882,872	—	—
Portugal	419,574	419,574	—	—
Singapore	3,938,814	3,938,814	—	—
Spain	4,757,064	4,757,064	—	—
Sweden	7,572,641	7,572,641	—	—
Switzerland	17,566,131	17,566,131	—	—
United Kingdom	36,478,655	554,897	35,923,758	—
United States	471,541	471,541	—	—
Preferred Stocks
Germany	249,714	249,714	—	—
Short-Term Investments	18,083,364	14,469,136	3,614,228	—
Total Investments in Securities	$176,571,568	$136,348,683	$40,222,885	—
Other Financial Instruments	(480,521)	(176,781)	(303,740)
Totals	$176,091,047	$136,171,902	$39,919,145	—

During the three-month period ended May 31, 2010, there were no significant transfers in or out of Level 1 and Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Foreign securities and currencies are valued in U.S. dollars, based on foreign

9

currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliate of the Fund, is valued at its closing net asset value. JHCIT has a floating net asset value and invests in short-term investments as part of a securities lending program.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of non-U.S. securities, used in computing the net asset value of the Fund’s shares, are generally determined at these times. Significant market events that affect the values of non-U.S. securities may occur after the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees.

Repurchase agreements. The Fund may enter into repurchase agreements. When a Fund enters into a repurchase agreement it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Securities lending. The Fund may lend its securities to earn additional income. It receives and maintains cash collateral received from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities.

Futures. A futures contract is a contractual agreement to buy or sell a particular commodity, currency, or financial instrument at a pre-determined price in the future. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates and potential losses in excess of the fund’s initial investment.

During the three-month period ended May 31, 2010, the Fund used futures contracts to gain exposure to certain securities markets. The following table summarizes the contracts held at May 31, 2010. The range of futures contracts notional amounts held by the Fund during the three-month period ended May 31, 2010 was approximately $12.3 million to $14.4 million.

					Unrealized
	Number of		Expiration	Notional	Appreciation
Open Contracts	Contracts	Position	Date	Value	(Depreciation)
CAC 40 Index Futures	22	Long	Jun 2010	$945,615	$1,707
DAX Index Futures	3	Long	Jun 2010	549,728	(3,044)
FTSE 100 Index Futures	37	Long	Jun 2010	2,788,102	(159,250)
Hang Seng Index Futures	2	Long	Jun 2010	253,172	7,132
MSCI EAFE E-Mini Index Futures	45	Long	Jun 2010	3,042,000	(190,517)
OMX 30 Index Futures	126	Long	Jun 2010	1,578,876	532

10

SGX MSCI Singapore Index
Futures	36	Long	Jun 2010	1,675,363	35,609
ASX SPI 200 Index Futures	15	Short	Jun 2010	(1,403,129)	85,911
S&P TSE 60 Index Futures	17	Short	Jun 2010	(2,241,035)	45,139
					($176,781)

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing the fund’s total return, and the potential for losses in excess of the fund’s initial investment.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

During the three-month period ended May 31, 2010, the Fund used forward foreign currency contracts to manage against anticipated currency exchange rate changes. The following table summarizes the contracts held at May 31, 2010. The range of forward foreign currency contracts notional amounts held by the Fund during three-month period ended May 31, 2010 was approximately $24.2 million to $27.2 million.

	Principal Amount	Principal Amount		Unrealized
	Covered by	Covered by	Settlement	Appreciation
Currency	Contract	Contract (USD)	Date	(Depreciation)
Buys
Euro	540,433	$727,429	6/18/2010	($62,979)
Euro	1,268,132	1,638,712	6/18/2010	(79,574)
Euro	664,614	895,111	6/18/2010	(77,984)
Japanese Yen	292,063,519	3,138,443	6/18/2010	67,471
Pound Sterling	881,417	1,316,096	6/18/2010	(35,600)
Pound Sterling	1,553,874	2,389,972	6/18/2010	(132,549)
Swedish Krona	6,901,911	957,466	6/18/2010	(75,020)
Swedish Krona	23,837,848	3,331,430	6/18/2010	(283,633)
Swiss Franc	1,987,402	1,871,666	6/18/2010	(151,214)
		$16,266,325		($831,082)
Sells
Australian Dollar	1,337,397	$1,237,694	6/18/2010	$112,207

11

Australian Dollar	1,310,406	1,192,164	6/18/2010	89,391
Canadian Dollar	4,246,070	4,249,891	6/18/2010	198,101
Euro	323,000	400,949	6/18/2010	3,828
Hong Kong Dollar	3,116,000	401,578	6/18/2010	1,286
Norwegian Krone	9,556,145	1,553,174	6/18/2010	76,512
Singapore Dollar	1,868,078	1,358,750	6/18/2010	24,567
Swiss Franc	610,027	549,537	6/18/2010	21,450
		$10,943,737		$527,342

Fair value of derivative instruments by risk category

The table below summarizes the fair value of derivatives held by the Fund at May 31, 2010 by risk category:

Risk	Financial instruments location	Asset	Liability Derivatives
		Derivatives Fair	Fair Value
		Value
Equity contracts	Futures	$176,030	($352,811)
Foreign exchange
contracts	Foreign forward currency contracts	594,813	(898,553)
Total		$770,843	($1,251,364)

For more information regarding the Fund’s use of derivatives, please refer to the Fund’s prospectuses, semi-annual and annual reports.

12

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock International Growth Fund.

13

870Q1 5/10
7/10

John Hancock

MUTUAL FUNDS

John Hancock International Allocation Portfolio

QUARTERLY PORTFOLIO HOLDINGS

5.31.2010

International Allocation Portfolio
As of May 31, 2010 (Unaudited)

	Shares	Value

Affiliated Investment Companies 100.10%		$15,893,996
(Cost $17,154,937)

John Hancock Funds (G) 5.02%		796,402
Greater China Opportunities, Class NAV (MFC Global U.S.A.) (A)
	46,655	796,402

John Hancock Funds II (G) 68.75%		10,916,370
Emerging Markets Value, Class NAV (DFA)
	103,017	1,035,324
International Opportunities, Class NAV (Marsico)
	369,369	4,177,567
International Small Company, Class NAV (DFA)
	222,909	1,509,096
International Value, Class NAV (Templeton)
	346,930	4,194,383

John Hancock Funds III (G) 26.33%		4,181,224
International Growth, Class NAV (GMO)
	258,899	4,181,224

Total investments (Cost $17,154,937)† 100.10%		$15,893,996

Other assets and liabilities, net (0.10%)		($16,307)

Total net assets 100.00%		$15,877,689

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.

(A) The subadviser is an affiliate of the adviser.

(G) The underlying fund's subadviser is shown parenthetically.

† At May 31, 2010, the aggregate cost of investment securities for federal income tax purposes was $20,349,230. Net unrealized depreciation aggregated $4,455,234, of which $216,023 related to appreciated investment securities and $4,671,257 related to depreciated investment securities.

1

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of May 31, 2010, all investments are categorized as Level 1 under the hierarchy described above.

During the period ended May 31, 2010, there were no significant transfers in or out of Level 1 assets.

In order to value the securities, the Fund uses the following valuation techniques. Investments by the Fund in underlying affiliated funds and/or other investment companies are valued at their respective net asset values each business day. All other securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price.

2

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock International Allocation Portfolio.

318Q1 5/10
7/10

John Hancock

MUTUAL FUNDS

John Hancock Global Shareholder Yield Fund

QUARTERLY PORTFOLIO HOLDINGS

5.31.2010

Global Shareholder Yield Fund
As of May 31, 2010 (Unaudited)

	Shares	Value
Common Stocks 95.18%		$232,575,842
(Cost $229,290,643)

Australia 1.65%		4,021,642
BHP Billiton, Ltd., SADR	28,800	1,867,392
Toll Holdings, Ltd.	151,185	792,825
Westpac Banking Corp.	70,361	1,361,425

Belgium 2.36%		5,767,447
Anheuser-Busch InBev NV	92,920	4,487,391
Anheuser-Busch InBev NV (Rights) (I)	101,120	622
Mobistar SA	25,500	1,279,434

Canada 4.57%		11,170,845
BCE, Inc.	153,100	4,485,323
Canadian Oil Sands Trust	114,500	3,129,383
Rogers Communications, Inc.	37,100	1,277,381
Shaw Communications, Inc., Class B	124,500	2,278,758

Finland 0.46%		1,122,521
Fortum Oyj (I)	50,200	1,122,521

France 5.93%		14,496,327
Air Liquide SA	29,440	2,888,371
France Telecom SA	139,400	2,656,149
SCOR SE	68,200	1,334,286
Total SA	39,400	1,827,431
Vinci SA	55,200	2,503,598
Vivendi SA	151,600	3,286,492

Germany 2.37%		5,786,931
BASF SE	40,200	2,127,933
E.ON AG	69,300	2,106,761
Muenchener Rueckversicherungs - Gesellschaft AG	12,200	1,552,237

Italy 0.79%		1,934,460
Terna Rete Elettrica Nazionale SpA	513,000	1,934,460

Netherlands 1.14%		2,771,960
Royal Dutch Shell PLC, ADR	52,900	2,771,960

Norway 0.86%		2,099,052
Orkla ASA	150,400	1,043,802
StatoilHydro ASA, SADR	52,500	1,055,250

Philippines 0.51%		1,249,169
Philippine Long Distance Telephone Company, SADR	24,251	1,249,169

Spain 1.08%		2,630,933
Telefonica SA	137,500	2,630,933

Sweden 0.89%		2,170,584
Assa Abloy AB, Series B	107,400	2,170,584

Switzerland 3.95%		9,662,218
Nestle SA	96,900	4,393,303
Roche Holdings AG	14,700	2,018,506
Swisscom AG	10,200	3,250,409

1

Global Shareholder Yield Fund
As of May 31, 2010 (Unaudited)

	Shares	Value

Taiwan 2.73%		$6,669,531
High Tech Computer Corp.	133,000	1,809,665
Quanta Computer, Inc.	1,020,000	1,856,866
Taiwan Semiconductor Manufacturing Company, Ltd. SADR	308,000	3,003,000

United Kingdom 15.47%		37,805,673
AstraZeneca PLC, SADR	78,000	3,295,500
BAE Systems PLC (I)	428,300	2,007,880
British American Tobacco PLC	78,400	2,326,317
Compass Group PLC (I)	282,700	2,199,257
Diageo PLC, SADR	68,800	4,216,064
FirstGroup PLC	505,700	2,768,181
Imperial Tobacco Group PLC (I)	151,200	3,953,803
Meggitt PLC	620,600	2,697,516
National Grid PLC	309,900	2,247,884
Next PLC	41,000	1,238,309
Pearson PLC (I)	211,000	2,913,569
Scottish & Southern Energy PLC	132,300	2,021,931
United Utilities Group PLC	336,463	2,637,057
Vodafone Group PLC	1,635,500	3,282,405

United States 50.42%		123,216,549
Abbott Laboratories	34,600	1,645,576
Altria Group, Inc.	221,900	4,502,351
Arthur J. Gallagher & Company	157,900	3,898,551
AT&T, Inc.	137,100	3,331,530
Automatic Data Processing, Inc.	30,100	1,230,488
Bemis Company, Inc.	45,800	1,313,544
Bristol-Myers Squibb Company	127,800	2,966,238
CenturyTel, Inc.	132,300	4,541,859
Chevron Corp.	23,400	1,728,558
Coca-Cola Enterprises, Inc.	63,300	1,652,130
Diamond Offshore Drilling, Inc.	31,900	2,012,890
Duke Energy Corp.	164,500	2,625,420
E.I. Du Pont de Nemours & Company	77,000	2,785,090
Emerson Electric Company	52,300	2,428,812
Exxon Mobil Corp.	16,600	1,003,636
Federated Investors, Inc., Class B	43,100	957,251
First Niagara Financial Group, Inc.	90,900	1,200,789
Genuine Parts Company	63,100	2,562,491
H.J. Heinz Company	43,600	1,926,248
Honeywell International, Inc.	50,200	2,147,054
Hudson City Bancorp, Inc.	91,700	1,156,337
Johnson & Johnson	65,300	3,806,990
Kellogg Company	36,100	1,928,823
Kimberly-Clark Corp.	52,300	3,174,610
Kinder Morgan Energy Partners LP	44,200	2,806,700
Lorillard, Inc.	53,500	3,824,715
McDonald's Corp.	21,200	1,417,644
Merck & Company, Inc.	82,300	2,772,687
MetLife, Inc.	33,000	1,336,170
Microchip Technology, Inc.	116,600	3,247,310
Microsoft Corp.	135,700	3,501,060
Nicor, Inc.	45,000	1,818,450
NiSource, Inc.	205,300	3,071,288
NSTAR	38,200	1,341,202
NYSE Euronext	79,700	2,284,999
OGE Energy Corp.	33,500	1,220,740

2

Global Shareholder Yield Fund
As of May 31, 2010 (Unaudited)

		Shares	Value
ONEOK, Inc.		25,800	$1,147,326
Oracle Corp.		75,700	1,708,549
Philip Morris International, Inc.		87,300	3,851,676
Pitney Bowes, Inc.		133,400	3,020,176
Progress Energy, Inc.		31,500	1,215,585
Reynolds American, Inc.		27,600	1,439,064
SCANA Corp.		31,500	1,143,135
Southern Company		74,700	2,442,690
Spectra Energy Corp.		124,500	2,491,245
TECO Energy, Inc.		195,100	3,033,805
The Coca-Cola Company		23,400	1,202,760
The Travelers Companies, Inc.		24,700	1,221,909
Tupperware Brands Corp.		27,200	1,155,728
Vectren Corp.		47,500	1,094,875
Verizon Communications, Inc.		123,400	3,395,968
VF Corp.		24,100	1,864,135
Waste Management, Inc.		56,400	1,833,564
Westar Energy, Inc.		84,200	1,852,400
WGL Holdings, Inc.		48,500	1,641,725
Windstream Corp.		120,900	1,290,003

Preferred Stocks 0.84%			$2,056,292
(Cost $1,997,783)

United States 0.84%			2,056,292
MetLife, Inc., 6.500%, Series B		86,800	2,056,292

Rights 0.10%			$247,164
(Cost $0)

United Kingdom 0.10%			247,164
National Grid PLC, (Expiration Date: 06/11/2010, Strike Price: GBP 3.35) (I)		123,960	247,164

	Yield*	Shares	Value

Short-Term Investments 4.63%			$11,312,706
(Cost $11,312,706)

Short-Term Securities 4.63%			11,312,706
State Street Institutional Investment Treasury Money Market Fund	0.0299%	10,974,174	10,974,174
State Street Institutional Liquid Reserves Fund	0.1756%	338,532	338,532

Total investments (Cost $242,601,132)† 100.75%			$246,192,004

Other assets and liabilities, net (0.75%)			$(1,822,041)

Total net assets 100.00%			$244,369,963

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

SADR Sponsored American Depositary Receipts

(I) Non-income producing security.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

3

Global Shareholder Yield Fund
As of May 31, 2010 (Unaudited)

† At May 31, 2010, the aggregate cost of investment securities for federal income tax purposes was $244,076,732. Net unrealized appreciation aggregated $2,115,272, of which $17,433,672 related to appreciated investment securities and $15,318,400 related to depreciated investment securities.

The Fund had the following sector composition as of May 31, 2010 (as a percentage of total net assets):

Consumer Staples	17%
Utilities	15%
Telecommunication Services	13%
Industrials	9%
Consumer Discretionary	8%
Energy	8%
Financials	7%
Health Care	7%
Information Technology	7%
Materials	4%
Short-Term Investments & Other	5%

4

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of May 31, 2010, by major security category or type:

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	05-31-10	Price	Inputs	Inputs
Common Stocks
Australia	$4,021,642	$4,021,642	—	—
Belgium	5,767,447	5,767,447	—	—
Canada	11,170,845	11,170,845	—	—
Finland	1,122,521	1,122,521	—	—
France	14,496,327	14,496,327	—	—
Germany	5,786,931	5,786,931	—	—
Italy	1,934,460	1,934,460	—	—
Netherlands	2,771,960	2,771,960	—	—
Norway	2,099,052	2,099,052	—	—
Philippines	1,249,169	1,249,169	—	—
Spain	2,630,933	2,630,933	—	—
Sweden	2,170,584	2,170,584	—	—
Switzerland	9,662,218	9,662,218	—	—
Taiwan	6,669,531	6,669,531	—	—
United Kingdom	37,805,673	7,511,564	$30,294,109	—
United States	123,216,549	123,216,549	—	—
Preferred Stocks
United States	2,056,292	2,056,292	—	—
Rights
United Kingdom	247,164	247,164	—	—
Short-Term Investments	11,312,706	11,312,706	—	—
Total investments in Securities	$246,192,004	$215,897,895	$30,294,109	—

During the three-month period ended May 31, 2010, there were no significant transfers in or out of Level 1 and Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliate of the Fund, is

5

valued at its closing net asset value. JHCIT has a floating net asset value and invests in short-term investments as part of a securities lending program.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of non-U.S. securities, used in computing the net asset value of the Fund’s shares, are generally determined at these times. Significant market events that affect the values of non-U.S. securities may occur after the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees.

Securities lending. The Fund may lend its securities to earn additional income. It receives and maintains cash collateral received from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities.

6

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Global Shareholder Yield Fund.

7

320Q1 5/10
7/10

John Hancock
MUTUAL FUNDS

John Hancock Classic Value Mega Cap Fund

QUARTERLY PORTFOLIO HOLDINGS

5.31.2010

Classic Value Mega Cap
As of May 31, 2010 (Unaudited)

	Shares	Value

Common Stocks 96.38%		$4,701,312
(Cost $4,362,589)

Consumer Discretionary 8.07%		393,818

Media 6.30%
Omnicom Group, Inc.	4,375	166,031
Viacom, Inc., Class B (I)	4,200	141,162

Specialty Retail 1.77%
Lowe's Companies, Inc.	3,500	86,625

Consumer Staples 4.60%		224,310

Food Products 2.16%
Kraft Foods, Inc., Class A	3,675	105,105

Personal Products 2.44%
Avon Products, Inc.	4,500	119,205

Energy 9.92%		483,967

Oil, Gas & Consumable Fuels 9.92%
Apache Corp.	400	35,816
BP PLC, SADR (L)	3,400	135,558
Exxon Mobil Corp. (L)	3,525	213,122
Valero Energy Corp.	5,325	99,471

Financials 33.52%		1,634,905

Capital Markets 9.77%
Morgan Stanley	4,675	126,739
State Street Corp.	3,675	140,275
The Goldman Sachs Group, Inc.	525	75,737
UBS AG (I)	10,025	133,633

Commercial Banks 4.45%
PNC Financial Services Group, Inc.	1,950	122,363
Wells Fargo & Company	3,300	94,677

Consumer Finance 1.31%
Capital One Financial Corp.	1,550	64,015

Diversified Financial Services 7.47%
Bank of America Corp.	7,675	120,804
Citigroup, Inc. (I)	31,056	122,982
JPMorgan Chase & Company	3,050	120,719

Insurance 10.52%
ACE, Ltd.	2,725	133,961
Hartford Financial Services Group, Inc.	1,925	48,260
MetLife, Inc.	3,100	125,519
The Allstate Corp.	6,700	205,221

Health Care 7.81%		381,131

Health Care Equipment & Supplies 2.79%
Boston Scientific Corp. (I)	6,575	39,779
Zimmer Holdings, Inc. (I)	1,725	96,479

Health Care Providers & Services 3.14%
Aetna, Inc.	4,125	120,285
Cardinal Health, Inc.	950	32,765

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Classic Value Mega Cap
As of May 31, 2010 (Unaudited)

		Shares	Value
Health Care (continued)

Pharmaceuticals 1.88%
Johnson & Johnson		1,575	$91,823

Industrials 10.23%			499,004

Aerospace & Defense 9.01%
L-3 Communications Holdings, Inc.		1,650	136,340
Northrop Grumman Corp.		3,125	189,031
The Boeing Company		1,775	113,920

Industrial Conglomerates 1.22%
Tyco International, Ltd.		1,650	59,713

Information Technology 14.52%			708,432

Communications Equipment 2.77%
Alcatel-Lucent, SADR (I)		37,050	95,218
Motorola, Inc. (I)		5,850	40,073

Computers & Peripherals 1.91%
Dell, Inc. (I)		7,000	93,310

Electronic Equipment, Instruments & Components 3.95%
Tyco Electronics, Ltd.		6,687	192,719

IT Services 1.50%
Accenture PLC, Class A		1,950	73,164

Software 4.39%
CA, Inc.		7,175	145,294
Microsoft Corp.		2,661	68,654

Materials 3.35%			163,379

Chemicals 3.35%
PPG Industries, Inc.		2,550	163,379

Utilities 4.36%			212,366

Electric Utilities 2.71%
Edison International		4,075	131,866

Multi-Utilities 1.65%
Sempra Energy		1,750	80,500

Short-Term Investments 10.68%			$521,267
(Cost $521,270)
		Par value	Value
Repurchase Agreement 5.37%			262,000
Repurchase Agreement with State Street Corp. dated 05-28-10 at 0.010% to be repurchased at $262,000 on 06-01-10, collateralized by $240,000 Federal National
Mortgage Association, 5.00% due 03-15-2016 (valued at $270,792)		$262,000	262,000

		Shares	Value
Securities Lending Collateral 5.31%			259,267
John Hancock Collateral Investment Trust (W)	0.2693%(Y)	25,908	259,267

2

Classic Value Mega Cap
As of May 31, 2010 (Unaudited)

Total investments (Cost $4,883,859)† 107.06%	$5,222,579

Other assets and liabilities, net (7.06%)	($344,596)

Total net assets 100.00%	$4,877,983

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

SADR Sponsored American Depositary Receipts

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of May 31, 2010.

(W) The subadviser is an affiliate of the adviser and/or the Fund. Also, it represents the investment of securities lending collateral received.

(Y) The rate shown is the annualized seven-day yield as of May 31, 2010.

† At May 31, 2010, the aggregate cost of investment securities for federal income tax purposes was $5,849,486. Net unrealized depreciation aggregated $626,907, of which $578,226 related to appreciated investment securities and $1,205,133 related to depreciated investment securities.

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Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of May 31, 2010, by major security category or type:

			Level 2	Level 3
	Total Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	05-31-10	Price	Inputs	Inputs
Common Stocks
Consumer Discretionary	$393,818	$393,818	—	—
Consumer Staples	224,310	224,310	—	—
Energy	483,967	348,409	—	$135,558
Financials	1,634,905	1,634,905	—	—
Health Care	381,131	381,131	—	—
Industrials	499,004	499,004	—	—
Information Technology	708,432	708,432	—	—
Materials	163,379	163,379	—	—
Utilities	212,366	212,366	—	—
Short-Term Investments	521,267	259,267	$262,000	—
Total Investments in Securities	$5,222,579	$4,825,021	$262,000	$135,558

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Energy
Balance as of 2-28-10	-
Accrued discounts/premiums	-
Realized gain (loss)	-
Change in unrealized appreciation
(depreciation)	(41,089)
Net purchases (sales)	100,823
Net transfers in and/out of Level 3	75,824
Balance as of 5-31-10	$ 135,558

During the three month period ended May 31, 2010, there were no significant transfers in or out of Level 1 and Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day

4

or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. John Hancock Collateral Investment Trust (JHCIT), an affiliate of the Fund, is valued at its closing net asset value. JHCIT has a floating net asset value and invests in short-term investments as part of a securities lending program.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of non-U.S. securities, used in computing the net asset value of the Fund’s shares, are generally determined at these times. Significant market events that affect the values of non-U.S. securities may occur after the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees.

Repurchase agreements. The Fund may enter into repurchase agreements. When a Fund enters into a repurchase agreement it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Securities lending. The Fund may lend its securities to earn additional income. It receives and maintains cash collateral received from the borrower in an amount not less than the market value of the loaned securities. The Fund will invest its collateral in JHCIT, as a result, the Fund will receive the benefit of any gains and bear any losses generated by JHCIT. Although risk of the loss of the securities lent is mitigated by holding the collateral, the Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities or if collateral investments decline in value. The Fund may receive compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities.

5

More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Classic Value Mega Cap Fund.

6

322Q1 5/10
7/10

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive and principal accounting officers have concluded, based upon their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive and principal accounting officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Funds III

By:	/s/ Keith F. Hartstein
Keith F. Hartstein
President and Chief Executive Officer

Date:	July 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keith F. Hartstein
Keith F. Hartstein
President and Chief Executive Officer

Date:	July 23, 2010

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	July 23, 2010